UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2024

Date of reporting period:	September 1, 2023 – February 29, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FRANKLIN TEMPLETON

Putnam Multi-Asset Income Fund

Semiannual report
2 | 29 | 24

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund's shareholder reports will be mailed to you beginning in July 2024.

Asset allocation funds invest in a mix of many different types of investments to help weather changing market environments.

FUND SYMBOL
CLASS A
PMIAX

Putnam
Multi-Asset Income
Fund

Semiannual report
2 | 29 | 24

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Important notice regarding Putnam’s privacy policy	6
Financial statements	7
Shareholder meeting results	78

Message from the Trustees

April 9, 2024

Dear Fellow Shareholder:

We are pleased to report that on January 1, 2024, Franklin Resources, Inc., a leading global asset management firm operating as Franklin Templeton, acquired Putnam Investments. With complementary capabilities and an established infrastructure serving over 150 countries, Franklin Templeton enhances Putnam’s investment, risk management, operations, and technology platforms. Together, our firms are committed to delivering strong fund performance and more choices for our investors.

We are also excited to welcome Jane E. Trust as an interested trustee to your Board of Trustees. Ms. Trust contributes over 30 years of investment management experience to The Putnam Funds, and has served as Senior Vice President, Fund Board Management, at Franklin Templeton since 2020.

As we enter this new chapter, you can rest assured that your fund continues to be actively managed by the same experienced professionals. Your investment team is exploring new and attractive opportunities for your fund while monitoring changing market conditions.

Thank you for investing with Putnam.

Allocations are shown as a percentage of the fund’s net assets as of 2/29/24. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time. Due to rounding, percentages may not equal 100%.

2 Multi-Asset Income Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class C	Class P	Class R	Class R5	Class R6	Class Y
Net expenses for the fiscal year
ended 8/31/23*	0.83%†	1.58%†	0.41%	1.08%†	0.55%†	0.45%†	0.58%†
Total annual operating expenses for the
fiscal year ended 8/31/23	1.23%†	1.98% †	0.81%	1.48%†	0.95%†	0.85%†	0.98% †
Annualized expense ratio for the
six-month period ended 2/29/24	0.84%	1.59%	0.41%	1.09%	0.55%	0.45%	0.59%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

• Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 12/30/24.

† Restated to reflect current fees.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 9/1/23 to 2/29/24. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class C	Class P	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$4.33	$8.17	$2.11	$5.61	$2.84	$2.32	$3.04
Ending value (after expenses)	$1,071.90	$1,067.70	$1,074.20	$1,070.50	$1,073.30	$1,073.90	$1,073.30

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 2/29/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (182); and then dividing that result by the number of days in the year (366).

Multi-Asset Income Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 2/29/24, use the following calculation method. To find the value of your investment on 9/1/23, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class C	Class P	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$4.22	$7.97	$2.06	$5.47	$2.77	$2.26	$2.97
Ending value (after expenses)	$1,020.69	$1,016.96	$1,022.82	$1,019.44	$1,022.13	$1,022.63	$1,021.93

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 2/29/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (182); and then dividing that result by the number of days in the year (366).

4 Multi-Asset Income Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, your fund’s manager sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

The Putnam Funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain The Putnam Funds’ proxy voting guidelines and procedures at no charge by calling Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Multi-Asset Income Fund 5

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

6 Multi-Asset Income Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Multi-Asset Income Fund 7

The fund’s portfolio 2/29/24 (Unaudited)

COMMON STOCKS (29.1%)*	Shares	Value
Basic materials (0.9%)
AdvanSix, Inc.	238	$6,659
American Vanguard Corp.	157	1,683
American Woodmark Corp. †	161	16,139
Andersons, Inc. (The)	273	15,091
ArcelorMittal SA (France)	438	11,418
Arcosa, Inc.	43	3,569
Atkore, Inc. †	163	27,612
Avient Corp.	94	3,805
BASF SE (Germany)	471	23,964
Beacon Roofing Supply, Inc. †	42	3,607
BHP Group, Ltd. (ASE Exchange) (Australia)	6,102	174,240
BHP Group, Ltd. (London Exchange) (Australia)	385	11,029
Boise Cascade Co.	194	26,367
Builders FirstSource, Inc. †	282	55,041
Cie de Saint-Gobain SA (France)	1,635	125,818
Clearwater Paper Corp. †	103	4,047
Commercial Metals Co.	78	4,212
Constellium SE (France) †	999	19,371
CRH PLC (Ireland)	306	25,393
Dole PLC (Ireland)	878	10,369
Dow, Inc.	10,763	601,436
Fortescue, Ltd. (Australia)	6,525	109,976
Fresh Del Monte Produce, Inc.	318	7,610
Frontdoor, Inc. †	548	17,185
Gibraltar Industries, Inc. †	48	3,718
Glencore PLC (United Kingdom)	26,623	126,074
Holcim AG (Switzerland)	727	59,271
Innospec, Inc.	110	13,670
Janus International Group, Inc. †	295	4,233
LightWave Logic, Inc. †	1,195	5,031
Limbach Holdings, Inc. †	88	4,333
LSB Industries, Inc. †	454	3,341
LyondellBasell Industries NV Class A	567	56,859
Minerals Technologies, Inc.	59	4,269
Mosaic Co. (The)	1,555	48,454
Mueller Industries, Inc.	90	4,624
Nucor Corp.	251	48,267
OCI NV (Netherlands)	1,765	46,450
Orion Engineered Carbons SA (Luxembourg)	260	5,860
Pilbara Minerals, Ltd. (Australia)	4,824	13,170
PPG Industries, Inc.	365	51,684
Proto Labs, Inc. †	97	3,534
Rio Tinto PLC (United Kingdom)	699	44,814
Rio Tinto, Ltd. (Australia)	161	12,954
Simpson Manufacturing Co., Inc.	68	14,190
Standex International Corp.	28	4,844
Sterling Construction Co., Inc. †	250	26,660
Sylvamo Corp.	81	4,893

8 Multi-Asset Income Fund

COMMON STOCKS (29.1%)* cont.	Shares	Value
Basic materials cont.
Tronox Holdings PLC	1,160	$17,052
Tutor Perini Corp. †	221	2,504
UFP Industries, Inc.	238	27,282
Wacker Chemie AG (Germany)	209	22,826
Worthington Enterprises, Inc.	59	3,665
		1,990,167
Capital goods (0.9%)
A.O. Smith Corp.	635	52,642
ABB, Ltd. (Switzerland)	1,572	72,383
Adient PLC †	104	3,530
Alamo Group, Inc.	21	4,248
Albany International Corp. Class A	48	4,506
American Axle & Manufacturing Holdings, Inc. †	1,592	11,017
Applied Industrial Technologies, Inc.	105	19,938
Ardagh Metal Packaging SA (Luxembourg)	13,343	43,765
Argan, Inc.	78	3,655
Belden, Inc.	289	24,617
Canon, Inc. (Japan)	1,200	35,035
Caterpillar, Inc.	155	51,764
CNH Industrial NV (United Kingdom)	4,010	47,920
Columbus McKinnon Corp./NY	99	4,135
Comfort Systems USA, Inc.	26	7,949
Cummins, Inc.	205	55,065
Eaton Corp. PLC	191	55,199
Emerson Electric Co.	477	50,967
Encore Wire Corp.	61	14,701
Enviri Corp. †	392	3,081
Franklin Electric Co., Inc.	46	4,782
GEA Group AG (Germany)	349	14,058
Gentherm, Inc. †	74	4,208
GrafTech International, Ltd.	2,828	4,977
Hitachi, Ltd. (Japan)	500	42,239
Hyster-Yale Materials Handling, Inc.	122	7,183
Interface, Inc.	346	5,439
Komatsu, Ltd. (Japan)	3,400	98,562
Kone Oyj Class B (Finland)	2,193	107,180
Leggett & Platt, Inc.	2,667	54,460
LKQ Corp.	1,122	58,669
Lockheed Martin Corp.	109	46,678
MYR Group, Inc. †	16	2,599
nLight, Inc. †	242	3,202
O-I Glass, Inc. †	923	15,617
Parker Hannifin Corp.	98	52,474
Powell Industries, Inc.	135	25,007
Republic Services, Inc.	275	50,490
Ryerson Holding Corp.	414	13,074
Shyft Group, Inc. (The)	303	3,124
Standard Motor Products, Inc.	46	1,461
Steelcase, Inc. Class A	296	4,067

Multi-Asset Income Fund 9

COMMON STOCKS (29.1%)* cont.	Shares	Value
Capital goods cont.
Stoneridge, Inc. †	173	$3,040
Tennant Co.	41	4,641
Terex Corp.	363	20,818
Titan International, Inc. †	345	4,402
Vertiv Holdings Co. Class A	7,915	535,212
Vinci SA (France)	1,129	144,474
Watts Water Technologies, Inc. Class A	122	24,882
		1,923,136
Communication services (0.6%)
AT&T, Inc.	44,560	754,401
Comcast Corp. Class A	2,678	114,752
Crown Castle, Inc. R	541	59,478
HKT Trust & HKT, Ltd. (Units) (Hong Kong)	10,000	12,197
InterDigital, Inc.	35	3,746
KDDI Corp. (Japan)	2,000	60,752
Preformed Line Products Co.	26	3,574
Spark NZ, Ltd. (New Zealand)	3,265	10,079
Verizon Communications, Inc.	3,275	131,066
Vodafone Group PLC (United Kingdom)	127,223	111,002
		1,261,047
Conglomerates (0.6%)
3M Co.	8,402	773,992
AMETEK, Inc.	309	55,676
Marubeni Corp. (Japan)	7,300	120,368
Mitsubishi Corp. (Japan)	7,300	156,060
Mitsui & Co., Ltd. (Japan)	3,300	144,243
Siemens AG (Germany)	570	112,701
SPX Technologies, Inc. †	36	4,219
		1,367,259
Consumer cyclicals (3.7%)
AAON, Inc.	55	4,619
Aaron’s Co., Inc. (The)	639	4,952
Abercrombie & Fitch Co. Class A †	41	5,238
AGC, Inc. (Japan)	700	24,994
Amazon.com, Inc. †	7,849	1,387,389
American Eagle Outfitters, Inc.	589	13,989
Apogee Enterprises, Inc.	199	11,385
Aristocrat Leisure, Ltd. (Australia)	2,222	67,348
Arrowhead Pharmaceuticals, Inc. †	177	5,682
Automatic Data Processing, Inc.	2,971	746,107
Barrett Business Services, Inc.	37	4,514
Bayerische Motoren Werke AG (Germany)	1,136	134,099
Beazer Homes USA, Inc. †	578	18,109
Best Buy Co., Inc.	651	52,653
Blue Bird Corp. †	604	20,439
BlueLinx Holdings, Inc. †	91	11,543
Booking Holdings, Inc. †	18	62,439
BrightView Holdings, Inc. †	423	3,684
Buckle, Inc. (The)	99	4,053

10 Multi-Asset Income Fund

COMMON STOCKS (29.1%)* cont.	Shares	Value
Consumer cyclicals cont.
Caleres, Inc.	469	$18,108
Cimpress PLC (Ireland) †	169	16,564
Daktronics, Inc. †	494	4,288
Dana, Inc.	263	3,288
Dillard’s, Inc. Class A	51	21,151
Expedia Group, Inc. †	277	37,899
Ford Motor Co.	50,311	625,869
Forestar Group, Inc. †	259	8,733
G-III Apparel Group, Ltd. †	124	4,125
Gap, Inc. (The)	18,978	359,443
Geberit AG (Switzerland)	133	77,182
Genuine Parts Co.	332	49,554
GMS, Inc. †	271	24,203
Golden Entertainment, Inc.	161	5,967
Goodyear Tire & Rubber Co. (The) †	272	3,231
H & M Hennes & Mauritz AB Class B (Sweden)	5,415	73,371
Hermes International (France)	9	22,499
Hilton Worldwide Holdings, Inc.	251	51,284
Home Depot, Inc. (The)	143	54,427
Hovnanian Enterprises, Inc. Class A †	79	12,376
Huron Consulting Group, Inc. †	40	3,925
Industria de Diseno Textil SA (Spain)	3,144	139,353
International Game Technology PLC	759	20,622
J. Jill, Inc. †	209	5,223
JAKKS Pacific, Inc. †	117	4,108
JELD-WEN Holding, Inc. †	792	14,414
KB Home	78	5,182
Kering SA (France)	75	34,455
Kimberly-Clark Corp.	395	47,862
La Francaise des Jeux SAEM (France)	2,063	86,334
Las Vegas Sands Corp.	929	50,649
Laureate Education, Inc.	285	3,822
Lennar Corp. Class B	2,365	348,530
Light & Wonder, Inc. †	359	36,083
LiveRamp Holdings, Inc. †	533	18,644
Lowe’s Cos., Inc.	216	51,985
LVMH Moet Hennessy Louis Vuitton SA (France)	57	51,921
M/I Homes, Inc. †	174	22,096
Masonite International Corp. †	56	7,293
MasterCraft Boat Holdings, Inc. †	158	3,465
Mercedes-Benz Group AG (Germany)	1,945	154,803
Meritage Homes Corp.	53	8,356
Modine Manufacturing Co. †	322	28,887
Monarch Casino & Resort, Inc.	51	3,588
Netflix, Inc. †	92	55,469
Nike, Inc. Class B	495	51,445
Nintendo Co., Ltd. (Japan)	2,300	128,869
Owens Corning	346	51,824
PROG Holdings, Inc. †	322	9,940

Multi-Asset Income Fund 11

COMMON STOCKS (29.1%)* cont.	Shares	Value
Consumer cyclicals cont.
Publicis Groupe SA (France)	1,106	$116,883
PulteGroup, Inc.	490	53,106
Red Rock Resorts, Inc. Class A	387	22,442
REV Group, Inc.	207	4,272
Ross Stores, Inc.	5,275	785,764
Ryman Hospitality Properties, Inc. R	243	28,791
Sinclair, Inc.	310	4,604
SP Plus Corp. †	73	3,753
Stellantis NV (Italy)	3,741	97,564
StoneCo., Ltd. Class A (Brazil) †	1,354	23,302
Subaru Corp. (Japan)	1,400	31,788
Tapestry, Inc.	1,408	66,922
Target Corp.	321	49,087
Taylor Wimpey PLC (United Kingdom)	41,507	72,226
Textainer Group Holdings, Ltd.	81	4,042
TJX Cos., Inc. (The)	2,453	243,190
Toll Brothers, Inc.	441	50,556
Toyota Motor Corp. (Japan)	2,200	53,136
Trane Technologies PLC	198	55,830
Travel + Leisure Co.	1,186	53,002
TRI Pointe Homes, Inc. †	657	23,245
Universal Music Group NV (Netherlands)	476	14,338
Upbound Group, Inc.	56	1,891
Urban Outfitters, Inc. †	90	3,740
USS Co., Ltd. (Japan)	2,000	34,759
Visteon Corp. †	189	21,380
Volkswagen AG (Preference) (Germany)	802	108,645
Walmart, Inc.	8,560	501,702
Wesfarmers, Ltd. (Australia)	585	25,340
		8,061,245
Consumer staples (2.0%)
ACCO Brands Corp.	662	3,694
Auto Trader Group PLC (United Kingdom)	774	7,234
Brink’s Co. (The)	233	19,299
British American Tobacco PLC (United Kingdom)	4,678	138,473
Cal-Maine Foods, Inc.	70	4,024
Cargurus, Inc. †	647	14,325
Carrols Restaurant Group, Inc.	1,137	10,767
CK Hutchison Holdings, Ltd. (Hong Kong)	20,500	104,078
Coca-Cola Co. (The)	13,005	780,560
Coca-Cola Consolidated, Inc.	28	23,542
Coles Group, Ltd. (Australia)	1,476	16,214
Colgate-Palmolive Co.	577	49,922
CoreCivic, Inc. †	360	5,483
Dave & Buster’s Entertainment, Inc. †	83	5,124
DoorDash, Inc. Class A †	757	94,299
Eventbrite, Inc. Class A †	1,614	9,038
Heidrick & Struggles International, Inc.	136	4,624
Hudson Technologies, Inc. †	274	4,014

12 Multi-Asset Income Fund

COMMON STOCKS (29.1%)* cont.	Shares	Value
Consumer staples cont.
Imperial Brands PLC (United Kingdom)	4,852	$104,395
Ingles Markets, Inc. Class A	46	3,542
Insperity, Inc.	32	3,257
Inter Parfums, Inc.	142	20,834
ITOCHU Corp. (Japan)	2,800	121,697
Itron, Inc. †	302	27,989
Japan Tobacco, Inc. (Japan)	4,600	119,418
John B. Sanfilippo & Son, Inc.	46	4,709
Kao Corp. (Japan)	200	7,599
Kenvue, Inc.	2,431	46,189
Keurig Dr Pepper, Inc.	763	22,821
Koninklijke Ahold Delhaize NV (Netherlands)	4,060	120,759
Korn Ferry	313	19,926
Kraft Heinz Co. (The)	1,332	46,993
McDonald’s Corp.	185	54,072
Molson Coors Beverage Co. Class B	818	51,060
Mondelez International, Inc. Class A	675	49,322
Nestle SA (Switzerland)	752	78,027
PepsiCo, Inc.	294	48,610
Perdoceo Education Corp.	524	9,332
Philip Morris International, Inc.	9,783	880,079
Procter & Gamble Co. (The)	1,278	203,125
Reckitt Benckiser Group PLC (United Kingdom)	1,361	85,865
Recruit Holdings Co., Ltd. (Japan)	200	8,063
Resideo Technologies, Inc. †	234	5,225
Resources Connection, Inc.	271	3,748
Sally Beauty Holdings, Inc. †	404	5,103
Simply Good Foods Co. (The) †	327	11,602
Starbucks Corp.	507	48,114
Sumitomo Corp. (Japan)	4,900	114,623
Toyota Tsusho Corp. (Japan)	100	6,453
Tyson Foods, Inc. Class A	905	49,087
Uber Technologies, Inc. †	5,808	461,736
Unilever PLC (United Kingdom)	3,550	173,264
United Natural Foods, Inc. †	234	3,653
Upwork, Inc. †	1,277	16,729
USANA Health Sciences, Inc. †	86	4,150
ZOZO, Inc. (Japan)	3,900	88,291
		4,424,175
Energy (1.3%)
Alpha Metallurgical Resources, Inc.	66	24,899
Antero Midstream Corp.	4,119	55,195
Arch Resources, Inc.	58	9,587
Baker Hughes Co.	1,658	49,060
California Resources Corp.	72	3,756
Chevron Corp.	324	49,251
CONSOL Energy, Inc.	241	20,683
Devon Energy Corp.	6,660	293,440
DMC Global, Inc. †	214	3,570

Multi-Asset Income Fund 13

COMMON STOCKS (29.1%)* cont.	Shares	Value
Energy cont.
DNOW, Inc. †	1,056	$14,942
Equinor ASA (Norway)	1,711	42,150
Exxon Mobil Corp.	7,245	757,247
Golar LNG, Ltd. (Norway)	168	3,409
Marathon Oil Corp.	2,167	52,550
Marathon Petroleum Corp.	3,221	545,090
Murphy Oil Corp.	97	3,848
Nabors Industries, Ltd. †	56	4,389
Newpark Resources, Inc. †	598	3,845
Norsk Hydro ASA (Norway)	1,483	7,615
Oceaneering International, Inc. †	178	3,517
OMV AG (Austria)	2,208	97,222
ONEOK, Inc.	700	52,584
Par Pacific Holdings, Inc. †	565	20,408
PBF Energy, Inc. Class A	525	24,518
Peabody Energy Corp.	696	17,240
Phillips 66	346	49,308
Repsol SA (Spain)	1,850	29,442
Schlumberger, Ltd.	957	46,252
Shell PLC (United Kingdom)	917	28,440
SM Energy Co.	249	10,899
SunCoke Energy, Inc.	635	6,801
Thermon Group Holdings, Inc. †	223	6,086
US Silica Holdings, Inc. †	1,189	13,674
Valero Energy Corp.	2,168	306,685
W&T Offshore, Inc.	1,292	3,902
Warrior Met Coal, Inc.	364	20,737
Weatherford International PLC †	315	32,322
Woodside Energy Group, Ltd. (Australia)	6,264	123,614
		2,838,177
Financials (5.0%)
3i Group PLC (United Kingdom)	3,844	119,754
ABN AMRO Bank NV (Netherlands)	1,103	17,703
AGNC Investment Corp. R	4,919	47,026
Alexander & Baldwin, Inc. R	428	6,959
Allianz SE (Germany)	508	139,375
Ally Financial, Inc.	1,402	51,860
Amalgamated Financial Corp.	159	3,670
American Assets Trust, Inc. R	172	3,710
American Equity Investment Life Holding Co. †	411	22,827
American Express Co.	223	48,931
American International Group, Inc.	660	48,107
Ameriprise Financial, Inc.	131	53,364
Amundi SA (France)	1,617	106,345
Anywhere Real Estate, Inc. †	1,689	10,590
Apple Hospitality REIT, Inc. R	332	5,342
Associated Banc-Corp.	188	3,918
AvalonBay Communities, Inc. R	280	49,568
AXA SA (France)	4,277	151,990

14 Multi-Asset Income Fund

COMMON STOCKS (29.1%)* cont.	Shares	Value
Financials cont.
Axis Capital Holdings, Ltd.	812	$50,807
Axos Financial, Inc. †	418	21,786
Banco Bilbao Vizcaya Argentaria SA (Spain)	7,160	71,086
Banco Latinoamericano de Comercio Exterior SA (Panama)	155	4,335
Bank Hapoalim MB (Israel)	1,995	19,085
Bank of America Corp.	1,538	53,092
Bank of New York Mellon Corp. (The)	789	44,255
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	181	5,410
Banner Corp.	320	14,029
Barratt Developments PLC (United Kingdom)	7,412	43,647
Berkshire Hathaway, Inc. Class B †	121	49,537
BGC Group, Inc. Class A	527	3,663
Bread Financial Holdings, Inc.	515	19,714
BrightSpire Capital, Inc. R	1,245	8,603
Broadstone Net Lease, Inc. R	226	3,370
CaixaBank SA (Spain)	26,945	121,439
Capital One Financial Corp.	399	54,906
CapitaLand Ascendas REIT (Singapore) R	2,900	5,905
Cathay General Bancorp	419	16,362
Centerspace R	140	7,783
Central Pacific Financial Corp.	323	6,027
Chimera Investment Corp. R	788	3,436
Citigroup, Inc.	12,998	721,259
CNA Financial Corp.	6,002	263,788
CNO Financial Group, Inc.	779	20,792
COPT Defense Properties R	154	3,731
Corebridge Financial, Inc.	24,857	617,199
Credit Agricole SA (France)	6,061	82,015
CrossFirst Bankshares, Inc. †	166	2,136
Cushman & Wakefield PLC †	925	9,241
Customers Bancorp, Inc. †	356	19,334
DBS Group Holdings, Ltd. (Singapore)	2,000	49,541
Discover Financial Services	430	51,901
Eastern Bankshares, Inc.	283	3,656
Elme Communities R	119	1,533
Enova International, Inc. †	300	18,975
Enstar Group, Ltd. †	13	4,003
Enterprise Financial Services Corp.	242	9,661
EPR Properties R	1,141	46,872
Equitable Holdings, Inc.	1,537	52,627
Equity Residential R	795	47,867
Essent Group, Ltd.	56	3,000
Essential Properties Realty Trust, Inc. R	156	3,727
FB Financial Corp.	209	7,449
Fidelis Insurance Holdings, Ltd. (United Kingdom) †	292	4,368
First BanCorp/Puerto Rico (Puerto Rico)	1,329	22,566
First Financial Corp./IN	89	3,313
First Horizon Corp.	3,342	47,122
Genworth Financial, Inc. Class A †	3,312	20,369

Multi-Asset Income Fund 15

COMMON STOCKS (29.1%)* cont.	Shares	Value
Financials cont.
Goldman Sachs Group, Inc. (The)	136	$52,911
Goodman Group (Australia) R	1,861	36,169
Hancock Whitney Corp.	548	23,893
Hanmi Financial Corp.	292	4,412
Hargreaves Lansdown PLC (United Kingdom)	1,220	11,217
Healthpeak Properties, Inc. R	2,670	44,723
Heartland Financial USA, Inc.	306	10,404
Heritage Commerce Corp.	435	3,606
Hilltop Holdings, Inc.	546	16,860
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	2,400	74,426
Hope Bancorp, Inc.	983	10,784
Horace Mann Educators Corp.	288	10,423
HSBC Holdings PLC (United Kingdom)	5,175	40,142
Huntington Bancshares, Inc./OH	4,009	52,277
Independent Bank Corp./MI	141	3,447
International Bancshares Corp.	92	4,774
Intesa Sanpaolo SpA (Italy)	43,167	137,072
Invesco, Ltd.	3,118	48,048
Investor AB Class B (Sweden)	5,203	130,697
Jackson Financial, Inc. Class A	464	25,543
Janus Henderson Group PLC (United Kingdom)	1,662	51,788
JPMorgan Chase & Co.	5,917	1,100,917
Julius Baer Group, Ltd. (Switzerland)	472	25,235
Kennedy-Wilson Holdings, Inc.	1,159	10,176
Kimco Realty Corp.	2,338	46,199
Kite Realty Group Trust R	468	10,020
Ladder Capital Corp. R	326	3,524
Lincoln National Corp.	1,754	48,305
M&G PLC (United Kingdom)	37,214	105,553
Medical Properties Trust, Inc. R	14,660	61,719
MetLife, Inc.	7,246	505,336
MFA Financial, Inc. R	588	6,597
MGIC Investment Corp.	2,610	51,913
Mr. Cooper Group, Inc. †	354	25,233
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	39	18,142
National Australia Bank, Ltd. (Australia)	1,331	29,277
National Bank Holdings Corp. Class A	111	3,756
National Health Investors, Inc. R	190	10,919
Navient Corp.	1,031	16,764
NexPoint Residential Trust, Inc. R	116	3,388
NMI Holdings, Inc. Class A †	118	3,549
Nordea Bank ABP (Finland)	8,477	102,986
OceanFirst Financial Corp.	266	4,043
OFG Bancorp (Puerto Rico)	322	11,663
OneMain Holdings, Inc.	2,470	116,658
ORIX Corp. (Japan)	800	16,740
Oversea-Chinese Banking Corp., Ltd. (Singapore)	5,900	56,915
PagSeguro Digital, Ltd. Class A (Brazil) †	1,642	22,857

16 Multi-Asset Income Fund

COMMON STOCKS (29.1%)* cont.	Shares	Value
Financials cont.
Park Hotels & Resorts, Inc.	41,245	$684,667
Pathward Financial, Inc.	276	14,032
PennyMac Financial Services, Inc.	108	9,172
Piedmont Office Realty Trust, Inc. Class A R	673	4,220
PNC Financial Services Group, Inc. (The)	349	51,373
Popular, Inc. (Puerto Rico)	586	49,036
Preferred Bank/Los Angeles CA	130	9,341
Premier Financial Corp.	198	3,837
Prudential Financial, Inc.	482	52,533
Public Storage R	182	51,664
QCR Holdings, Inc.	65	3,705
Reinsurance Group of America, Inc.	295	52,171
Retail Opportunity Investments Corp. R	826	10,680
Rithm Capital Corp. R	66,055	716,036
RLJ Lodging Trust R	1,795	21,307
RMR Group, Inc. (The) Class A	120	2,936
Sekisui House, Ltd. (Japan)	1,100	24,506
Service Properties Trust R	452	3,074
Simon Property Group, Inc. R	4,992	739,515
Singapore Exchange, Ltd. (Singapore)	1,300	9,130
SITE Centers Corp. R	265	3,599
SLM Corp.	2,520	52,492
St. James’s Place PLC (United Kingdom)	5,596	35,531
State Street Corp.	695	51,242
Stockland (Australia)	31,166	90,958
StoneX Group, Inc. †	226	15,653
Sunstone Hotel Investors, Inc. R	1,858	20,791
Swiss Re AG (Switzerland)	664	80,039
Synchrony Financial	1,296	53,525
Tanger, Inc. R	141	4,062
Taylor Morrison Home Corp. †	491	27,796
Travelers Cos., Inc. (The)	229	50,600
Truist Financial Corp.	11,871	415,248
TrustCo Bank Corp. NY	115	3,138
Trustmark Corp.	430	11,550
U.S. Bancorp	1,165	48,883
UMB Financial Corp.	50	4,081
United Overseas Bank, Ltd. (Singapore)	5,100	105,938
Universal Insurance Holdings, Inc.	217	4,381
Univest Financial Corp.	183	3,664
Unum Group	939	46,434
Urban Edge Properties R	1,113	18,932
Virtu Financial, Inc. Class A	2,428	43,825
Virtus Investment Partners, Inc.	47	10,919
Wells Fargo & Co.	6,641	369,173
Westamerica Bancorp	254	11,610
Xenia Hotels & Resorts, Inc. R	133	2,040
XP, Inc. Class A (Brazil)	1,980	46,807
Zions Bancorp NA	613	24,171
		11,039,378

Multi-Asset Income Fund 17

COMMON STOCKS (29.1%)* cont.	Shares	Value
Health care (3.5%)
Abbott Laboratories	2,459	$291,736
AbbVie, Inc.	6,030	1,061,582
ACADIA Pharmaceuticals, Inc. †	901	20,939
Adaptive Biotechnologies Corp. †	1,073	4,410
Addus HomeCare Corp. †	41	3,783
Agenus, Inc.	5,460	3,658
Alkermes PLC †	839	24,910
American Well Corp. Class A †	2,867	3,096
Amgen, Inc.	170	46,551
AMN Healthcare Services, Inc. †	56	3,151
AngioDynamics, Inc. †	643	3,530
Arcellx, Inc. †	315	20,733
Arcturus Therapeutics Holdings, Inc. †	546	21,163
Arvinas, Inc. †	454	20,875
AstraZeneca PLC (United Kingdom)	291	36,670
AstraZeneca PLC (Rights) (United Kingdom) F	230	69
AtriCure, Inc. †	322	11,260
Avanos Medical, Inc. †	274	5,088
Axogen, Inc. †	443	4,678
Bayer AG (Germany)	1,546	46,936
Becton, Dickinson and Co.	101	23,791
Biohaven, Ltd. †	470	22,626
Bristol-Myers Squibb Co.	17,042	864,882
Cardinal Health, Inc.	7,358	823,949
Castle Biosciences, Inc. †	230	4,154
Catalyst Pharmaceuticals, Inc. †	278	4,456
Cigna Group (The)	782	262,861
Corcept Therapeutics, Inc. †	222	5,217
Cullinan Oncology, Inc. †	211	3,897
CVS Health Corp.	629	46,779
Deciphera Pharmaceuticals, Inc. †	254	4,239
Dyne Therapeutics, Inc. †	290	7,801
Elevance Health, Inc.	105	52,631
Eli Lilly and Co.	88	66,324
Enanta Pharmaceuticals, Inc. †	203	2,917
Entrada Therapeutics, Inc. †	137	1,813
Fate Therapeutics, Inc. †	2,312	16,392
Glaukos Corp. †	97	8,593
GlaxoSmithKline PLC (United Kingdom)	7,292	153,221
Health Catalyst, Inc. †	679	5,649
HealthEquity, Inc. †	58	4,791
ImmunityBio, Inc. †	4,155	19,653
Immunovant, Inc. †	493	17,437
Inari Medical, Inc. †	61	2,813
Insmed, Inc. †	277	7,678
Ipsen SA (France)	355	39,059
iTeos Therapeutics, Inc. †	330	3,534
Johnson & Johnson	311	50,189
Keros Therapeutics, Inc. †	125	8,438

18 Multi-Asset Income Fund

COMMON STOCKS (29.1%)* cont.	Shares	Value
Health care cont.
Kiniksa Pharmaceuticals, Ltd. Class A †	375	$7,928
Koninklijke Philips NV (Netherlands)	867	17,337
Lantheus Holdings, Inc. †	436	28,506
LivaNova PLC (United Kingdom) †	301	16,498
MacroGenics, Inc. †	655	11,751
McKesson Corp.	99	51,620
Medtronic PLC	568	47,348
Merck & Co., Inc.	8,419	1,070,476
Nevro Corp. †	223	3,247
Novartis AG (Switzerland)	2,294	232,137
Novavax, Inc. †	481	2,376
Novo Nordisk A/S Class B (Denmark)	2,493	296,311
Nurix Therapeutics, Inc. †	409	5,051
Nuvation Bio, Inc. †	1,438	2,689
Ono Pharmaceutical Co., Ltd. (Japan)	1,000	16,596
Option Care Health, Inc. †	616	19,878
OraSure Technologies, Inc. †	912	6,562
Orthofix Medical, Inc. (Netherlands) †	279	3,644
Pacific Biosciences of California, Inc. †	526	2,909
PetIQ, Inc. †	440	8,012
Pfizer, Inc.	30,307	804,954
PTC Therapeutics, Inc. †	699	19,705
Quanterix Corp. †	300	7,188
RAPT Therapeutics, Inc. †	258	2,211
Roche Holding AG (Switzerland)	738	193,565
RxSight, Inc. †	86	4,693
Sabra Health Care REIT, Inc. R	900	12,492
Sagimet Biosciences, Inc. Class A †	402	2,464
Sanofi SA (France)	1,674	159,016
Schrodinger, Inc. †	136	3,463
Select Medical Holdings Corp.	510	13,887
Semler Scientific, Inc. †	76	3,585
Shionogi & Co., Ltd. (Japan)	900	44,928
SI-BONE, Inc. †	178	3,088
Sonic Healthcare, Ltd. (Australia)	2,738	53,124
Stryker Corp.	144	50,266
Surmodics, Inc. †	100	3,190
Takeda Pharmaceutical Co., Ltd. (Japan)	2,000	58,525
TG Therapeutics, Inc. †	387	6,664
UnitedHealth Group, Inc.	93	45,905
Veradigm, Inc. †	1,967	11,782
Viatris, Inc.	4,175	51,645
Vir Biotechnology, Inc. †	927	10,419
Voyager Therapeutics, Inc. †	629	5,233
Wave Life Sciences, Ltd. †	971	4,671
Zymeworks, Inc. †	690	8,287
		7,606,428

Multi-Asset Income Fund 19

COMMON STOCKS (29.1%)* cont.	Shares	Value
Technology (9.5%)
8x8, Inc. †	1,337	$3,784
A10 Networks, Inc.	938	12,485
Adeia, Inc.	287	3,255
Adobe, Inc. †	85	47,624
Agilysys, Inc. †	112	8,714
Allied Motion Technologies, Inc.	83	2,359
Alphabet, Inc. Class A †	14,956	2,070,808
Ambarella, Inc. †	69	3,854
Amkor Technology, Inc.	113	3,505
AppFolio, Inc. Class A †	23	5,568
Apple, Inc.	19,286	3,485,945
Applied Materials, Inc.	298	60,083
ASML Holding NV (Netherlands)	239	224,860
Atlassian Corp. Class A †	267	55,381
Axcelis Technologies, Inc. †	32	3,605
Bandwidth, Inc. Class A †	419	8,606
Broadcom, Inc.	1,038	1,349,909
Cadence Design Systems, Inc. †	193	58,745
Calix, Inc. †	412	14,366
Capcom Co., Ltd. (Japan)	600	24,129
CEVA, Inc. †	163	3,690
Cisco Systems, Inc.	15,499	749,687
CommVault Systems, Inc. †	258	24,693
CrowdStrike Holdings, Inc. Class A †	149	48,298
Disco Corp. (Japan)	100	32,191
DocuSign, Inc. †	1,037	55,241
Domo, Inc. Class B †	789	9,081
eBay, Inc.	14,205	671,612
EnerSys	145	13,323
ESCO Technologies, Inc.	58	5,910
Extreme Networks, Inc. †	1,669	21,096
Fidelity National Information Services, Inc.	821	56,805
Fujitsu, Ltd. (Japan)	400	62,393
Garmin, Ltd.	404	55,489
HealthStream, Inc.	160	4,365
Hoya Corp. (Japan)	600	77,982
HubSpot, Inc. †	81	50,124
Intapp, Inc. †	415	16,280
Integral Ad Science Holding Corp. †	803	8,319
KLA Corp.	92	62,772
Koei Tecmo Holdings Co., Ltd. (Japan)	400	4,996
Lam Research Corp.	73	68,492
Leidos Holdings, Inc.	415	53,062
MaxLinear, Inc. †	752	14,619
Mesa Laboratories, Inc.	18	1,965
Meta Platforms, Inc. Class A †	3,875	1,899,254
Microsoft Corp.	7,417	3,067,968
NEC Corp. (Japan)	700	47,112
NetApp, Inc.	542	48,303

20 Multi-Asset Income Fund

COMMON STOCKS (29.1%)* cont.	Shares	Value
Technology cont.
NETGEAR, Inc. †	253	$3,792
NetScout Systems, Inc. †	178	3,854
Nexon Co., Ltd. (Japan)	900	14,564
Nomura Research Institute, Ltd. (Japan)	300	8,412
NVIDIA Corp.	3,506	2,773,667
OBIC Co., Ltd. (Japan)	500	78,125
Oracle Corp. Japan (Japan)	500	38,254
Otsuka Corp. (Japan)	1,200	52,668
PDF Solutions, Inc. †	118	4,011
Pegasystems, Inc.	907	58,991
Photronics, Inc. †	153	4,405
Phreesia, Inc. †	486	12,029
Pinterest, Inc. Class A †	3,133	114,981
PlayAGS, Inc. †	433	4,018
PROS Holdings, Inc. †	309	11,047
Q2 Holdings, Inc. †	112	5,178
Qualcomm, Inc.	6,109	963,939
Qualys, Inc. †	142	24,404
Rambus, Inc. †	424	25,118
Rapid7, Inc. †	369	21,616
REA Group, Ltd. (Australia)	126	15,898
Roku, Inc. †	516	32,601
Salesforce, Inc. †	162	50,029
Sanmina Corp. †	61	3,855
SAP SE (Germany)	74	13,827
SCSK Corp. (Japan)	5,500	101,254
ServiceNow, Inc. †	76	58,622
Shimadzu Corp. (Japan)	300	8,170
Silicon Laboratories, Inc. †	199	27,370
Smartsheet, Inc. Class A †	993	41,915
Snowflake, Inc. Class A †	263	49,518
Spotify Technology SA (Sweden) †	248	63,590
Square Enix Holdings Co., Ltd. (Japan)	1,100	46,547
Squarespace, Inc. Class A †	645	21,466
SS&C Technologies Holdings, Inc.	11,574	737,958
STMicroelectronics NV (France)	983	44,330
Super Micro Computer, Inc. †	85	73,620
Synaptics, Inc. †	82	8,208
TD SYNNEX Corp.	484	50,288
TIS, Inc. (Japan)	1,400	31,517
Tokyo Electron, Ltd. (Japan)	100	24,593
TTM Technologies, Inc. †	635	9,430
Unisys Corp. †	808	4,194
Viavi Solutions, Inc. †	369	3,524
Vicor Corp. †	139	5,176
Vimeo, Inc. †	1,575	7,544
Vishay Intertechnology, Inc.	156	3,393
Weave Communications, Inc. †	619	7,756
Western Union Co. (The)	18,379	246,462

Multi-Asset Income Fund 21

COMMON STOCKS (29.1%)* cont.	Shares	Value
Technology cont.
Xerox Holdings Corp.	423	$7,889
Yext, Inc. †	1,470	8,702
		20,715,026
Transportation (0.2%)
ArcBest Corp.	28	4,000
Ardmore Shipping Corp. (Ireland)	322	5,226
Arlo Technologies, Inc. †	885	9,213
CSX Corp.	1,373	52,092
Daseke, Inc. †	457	3,770
Deutsche Post AG (Germany)	1,662	77,079
FedEx Corp.	185	46,059
Hub Group, Inc. Class A †	304	12,929
International Seaways, Inc.	72	3,811
Kuehne + Nagel International AG (Switzerland)	189	63,602
Matson, Inc.	214	23,765
Norfolk Southern Corp.	158	40,034
Qantas Airways, Ltd. (voting rights) (Australia) †	4,249	14,168
Scorpio Tankers, Inc.	336	22,556
SG Holdings Co., Ltd. (Japan)	900	11,274
SITC International Holdings Co., Ltd. (Hong Kong)	13,000	21,386
SkyWest, Inc. †	360	23,119
Teekay Corp. (Bermuda) †	959	7,260
Teekay Tankers, Ltd. Class A (Canada)	343	18,803
Union Pacific Corp.	201	50,992
United Parcel Service, Inc. Class B	329	48,778
		559,916
Utilities and power (0.9%)
ALLETE, Inc.	358	20,277
American Electric Power Co., Inc.	609	51,881
American States Water Co.	23	1,642
Black Hills Corp.	68	3,538
Centrica PLC (United Kingdom)	20,440	32,471
Chesapeake Utilities Corp.	36	3,673
Consolidated Edison, Inc.	564	49,186
Dominion Energy, Inc.	1,038	49,648
Duke Energy Corp.	550	50,507
E.ON SE (Germany)	8,940	114,112
Edison International	786	53,464
Endesa SA (Spain)	1,382	24,855
Enel SpA (Italy)	17,111	108,798
ENGIE SA (France)	6,457	103,536
Exelon Corp.	1,464	52,470
Glow Energy PCL (Thailand) F	35,800	10
Hawaiian Electric Industries, Inc.	3,550	43,239
Kinder Morgan, Inc.	2,931	50,970
New Jersey Resources Corp.	134	5,576
Northwest Natural Holding Co.	195	7,164
Otter Tail Corp.	37	3,347
Pinnacle West Capital Corp.	728	49,744

22 Multi-Asset Income Fund

COMMON STOCKS (29.1%)* cont.	Shares	Value
Utilities and power cont.
PNM Resources, Inc.	408	$14,896
Portland General Electric Co.	156	6,267
SJW Group	102	5,616
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	25,989	38,984
Tokyo Gas Co., Ltd. (Japan)	1,900	41,556
UGI Corp.	2,003	49,033
Unitil Corp.	73	3,720
Vistra Corp.	17,032	928,925
		1,969,105
Total common stocks (cost $53,008,416)		$63,755,059

CORPORATE BONDS AND NOTES (28.2%)*		Principal amount	Value
Basic materials (2.5%)
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		$75,000	$77,090
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		135,000	132,260
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		105,000	107,301
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		150,000	133,303
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 6.50%, 8/1/30		20,000	20,108
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		40,000	38,571
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		40,000	35,974
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		70,000	70,417
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		95,000	87,659
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		110,000	109,983
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34		40,000	39,907
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.55%, 11/15/30 (Germany)		140,000	145,555
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		198,000	203,336
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		194,000	196,952
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		120,000	108,836
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		120,000	106,703
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		10,000	9,745
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		140,000	124,968
Constellium SE sr. unsec. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	100,000	99,603
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33		$210,000	203,372
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		65,000	64,253
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		325,000	275,103

Multi-Asset Income Fund 23

CORPORATE BONDS AND NOTES (28.2%)* cont.		Principal amount	Value
Basic materials cont.
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	100,000	$99,657
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		$60,000	53,390
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		80,000	78,498
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		260,000	246,950
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		270,000	220,388
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		55,000	48,538
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada) ‡‡		70,000	61,425
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		100,000	92,977
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		105,000	101,266
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		35,000	23,034
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		80,000	71,769
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		90,000	78,105
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		70,000	68,070
Mauser Packaging Solutions Holding Co. 144A sr. notes 7.875%, 8/15/26		90,000	91,199
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		65,000	55,999
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		30,000	32,172
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		260,000	225,550
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		95,000	86,755
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		45,000	41,706
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		90,000	82,800
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		120,000	109,650
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		105,000	95,472
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		130,000	123,810
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		75,000	79,125
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		110,000	95,700
United States Steel Corp. sr. unsec. sub. FRB 6.65%, 6/1/37		30,000	31,017
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		125,000	78,551
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		120,000	81,750
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		161,000	183,158
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R		25,000	28,233
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		140,000	141,575
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		95,000	83,308
			5,382,596

24 Multi-Asset Income Fund

CORPORATE BONDS AND NOTES (28.2%)* cont.		Principal amount	Value
Capital goods (2.0%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		$55,000	$47,525
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	100,000	85,299
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		$200,000	214,000
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		170,000	153,088
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		225,000	211,078
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33		270,000	280,014
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		40,000	40,051
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 2/1/29 (Canada)		5,000	5,071
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		43,000	43,360
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		60,000	62,851
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		85,000	87,678
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		60,000	64,462
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		15,000	15,182
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	155,000	166,383
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		$35,000	32,772
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		80,000	73,350
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		25,000	25,572
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		165,000	144,139
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37		225,000	228,465
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		141,000	126,459
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		45,000	40,993
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		120,000	107,141
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		50,000	43,125
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		100,000	101,349
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		25,000	25,130
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		30,000	30,600
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		60,000	62,925
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		140,000	127,545
RTX Corp. sr. unsec. unsub. bonds 6.40%, 3/15/54		195,000	215,865
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		235,000	228,876
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30		90,000	96,422
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		25,000	27,034
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		50,000	46,690

Multi-Asset Income Fund 25

CORPORATE BONDS AND NOTES (28.2%)* cont.	Principal amount	Value
Capital goods cont.
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29	$240,000	$220,447
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31	15,000	15,387
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30	65,000	65,774
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28	290,000	292,900
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32	60,000	60,375
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28	45,000	41,519
Waste Connections, Inc. sr. unsec. notes 4.25%, 12/1/28	215,000	208,307
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	160,000	160,147
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32	20,000	20,007
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29	20,000	20,002
		4,365,359
Communication services (2.1%)
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)	200,000	151,434
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31 R	145,000	121,695
American Tower Corp. sr. unsec. notes 3.125%, 1/15/27 R	275,000	259,409
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R	150,000	131,417
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	77,000	70,507
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	115,000	78,341
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	265,000	209,012
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	180,000	144,354
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	20,000	17,516
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32	220,000	173,801
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	215,000	194,439
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	95,000	80,815
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32	120,000	96,813
Charter Communications Operating, LLC/Charter Communications Operating Capital company guaranty sr. notes 2.25%, 1/15/29	100,000	84,381
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp company guaranty sr. sub. bonds 6.484%, 10/23/45	85,000	77,652
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	105,000	75,396
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	40,000	31,796
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28 R	75,000	70,635
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	90,000	84,981
Crown Castle, Inc. sr. unsec. notes 4.75%, 5/15/47 R	45,000	37,882
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30	200,000	117,615
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	135,000	127,422

26 Multi-Asset Income Fund

CORPORATE BONDS AND NOTES (28.2%)* cont.	Principal amount	Value
Communication services cont.
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29	$55,000	$23,456
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26	85,000	67,894
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36	150,000	84,921
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	240,000	215,541
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27	105,000	101,483
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30	60,000	61,198
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28	75,000	35,625
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	200,000	198,219
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	123,000	109,312
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	130,000	138,283
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	10,000	9,282
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.75%, 1/15/54	105,000	106,334
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	205,000	201,255
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	65,000	55,906
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	150,000	137,523
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	95,000	105,430
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	160,000	113,055
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	315,000	305,732
Viasat, Inc. 144A sr. unsec. notes 7.50%, 5/30/31	70,000	49,175
		4,556,937
Consumer cyclicals (4.3%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29	125,000	112,969
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	160,000	152,200
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31	50,000	49,654
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	100,000	93,411
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	65,000	58,051
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30	16,000	14,499
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity	60,000	58,969
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	145,000	145,796
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	145,000	123,696
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	205,000	201,396

Multi-Asset Income Fund 27

CORPORATE BONDS AND NOTES (28.2%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		$195,000	$177,131
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32		15,000	15,112
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		210,000	215,136
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		140,000	127,819
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		95,000	97,494
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29		25,000	25,932
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30		45,000	49,096
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		120,000	118,497
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		50,000	54,548
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		65,000	56,525
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		90,000	86,513
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		70,000	65,387
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		95,000	82,123
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29		50,000	44,876
Emerald Debt Merger Sub, LLC 144A sr. notes 6.625%, 12/15/30		100,000	100,000
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29		140,000	138,775
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		90,000	88,988
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		125,000	117,215
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)		90,000	91,575
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		216,000	191,175
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		29,000	25,984
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		90,000	82,598
Goodyear Tire & Rubber Co. (The) company guaranty sr. unsec. notes 5.625%, 4/30/33		115,000	102,828
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		80,000	51,752
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		70,000	70,266
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30		170,000	161,634
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)		17,000	17,881
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)		46,000	46,048
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		85,000	51,000
IHO Verwaltungs GmbH sr. unsub. notes Ser. REGS, 8.75%, 5/15/28 (Germany) ‡‡	EUR	100,000	116,931
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31		$100,000	83,350

28 Multi-Asset Income Fund

CORPORATE BONDS AND NOTES (28.2%)* cont.	Principal amount	Value
Consumer cyclicals cont.
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	$15,000	$14,269
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29	125,000	112,344
Las Vegas Sands Corp. sr. unsec. unsub. notes 3.90%, 8/8/29	95,000	85,918
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29	95,000	85,583
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	235,000	231,249
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	150,000	129,986
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28	100,000	104,813
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31	15,000	15,628
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	195,000	199,547
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27	70,000	70,602
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	40,000	39,850
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30	85,000	75,022
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)	55,000	49,356
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29	60,000	54,797
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28	145,000	134,707
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29	120,000	109,500
Michaels Cos., Inc. (The) 144A sr. unsec. notes 7.875%, 5/1/29	35,000	22,600
Moody’s Corp. sr. unsec. notes 3.25%, 1/15/28	120,000	112,945
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29	30,000	31,538
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29	50,000	51,125
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29	180,000	169,376
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	45,000	46,574
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	235,000	238,634
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	80,000	72,305
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28	50,000	44,398
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31	60,000	62,620
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27	50,000	48,102
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	40,000	36,040
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	130,000	124,269
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28	65,000	64,134
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30	50,000	51,984
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29	115,000	123,705
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32	15,000	15,040
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26	20,000	19,771

Multi-Asset Income Fund 29

CORPORATE BONDS AND NOTES (28.2%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26	$20,000	$19,263
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	70,000	55,889
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30	75,000	70,313
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26	115,000	110,348
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	135,000	111,588
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31	25,000	25,156
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	105,000	101,850
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28	115,000	108,495
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30	130,000	115,906
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31	30,000	26,672
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28	160,000	149,187
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	200,000	181,459
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	115,000	113,840
Tapestry, Inc. company guaranty sr. unsec. notes 7.85%, 11/27/33	49,000	53,006
Tapestry, Inc. company guaranty sr. unsec. notes 7.70%, 11/27/30	101,000	107,095
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27	30,000	29,832
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30	60,000	56,631
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28	35,000	34,294
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26	40,000	38,588
Univision Communications, Inc. 144A sr. notes 8.00%, 8/15/28	25,000	25,134
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30	50,000	48,294
Victoria’s Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29	150,000	126,563
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31	80,000	86,606
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29	30,000	29,987
Warnermedia Holdings, Inc. company guaranty sr. unsec. bonds 5.05%, 3/15/42	65,000	54,660
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32	70,000	61,753
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27	390,000	369,033
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28	110,000	107,256
White Cap Parent, LLC 144A sr. unsec. notes 8.25%, 3/15/26 ‡‡	30,000	29,714
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31	185,000	190,550
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29	90,000	84,897
		9,337,020

30 Multi-Asset Income Fund

CORPORATE BONDS AND NOTES (28.2%)* cont.		Principal amount	Value
Consumer staples (1.4%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		$135,000	$118,585
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		80,000	75,096
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		115,000	110,865
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		95,000	91,041
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		200,000	191,028
Ashtead Capital, Inc. 144A notes 4.00%, 5/1/28		200,000	187,063
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	100,000	108,561
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		$105,000	93,623
Chobani, LLC/Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29		80,000	80,415
Coty, Inc. 144A company guaranty sr. notes 4.75%, 1/15/29		75,000	70,219
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		45,000	45,731
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		95,000	96,175
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. notes 4.625%, 1/15/29		15,000	13,612
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		80,000	70,660
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27		250,000	237,463
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		130,000	127,231
Hertz Corp. (The) 144A company guaranty sr. unsec. notes 5.00%, 12/1/29		110,000	84,272
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 144A company guaranty sr. unsec. bonds 6.75%, 3/15/34		190,000	195,699
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29		205,000	179,703
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33		353,000	348,980
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53		64,000	61,635
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		80,000	72,486
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		90,000	75,825
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		45,000	39,754
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		75,000	70,513
McDonald’s Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37		115,000	125,476
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		85,000	85,101

Multi-Asset Income Fund 31

CORPORATE BONDS AND NOTES (28.2%)* cont.	Principal amount	Value
Consumer staples cont.
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32	$20,000	$20,648
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29	50,000	46,939
		3,124,399
Energy (2.9%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26	15,000	15,322
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29	70,000	72,096
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	120,000	100,408
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28	110,000	114,897
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30	110,000	115,884
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27	105,000	104,711
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	280,000	262,266
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	220,000	183,874
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26	55,000	55,069
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30	10,000	10,701
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28	45,000	47,089
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31	85,000	90,395
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	105,000	112,317
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	100,000	101,842
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30	125,000	109,301
Diamondback Energy, Inc. company guaranty sr. unsec. notes 6.25%, 3/15/33	185,000	194,494
Ecopetrol SA sr. unsec. unsub. notes 6.875%, 4/29/30 (Colombia)	170,000	165,393
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	260,000	262,106
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28	145,000	142,870
Global Partners LP/GLP Finance Corp. 144A company guaranty sr. unsec. notes 8.25%, 1/15/32	25,000	25,643
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30	115,000	110,516
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	115,000	110,485
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 5.375%, 4/24/30 (Kazakhstan)	220,000	213,125

32 Multi-Asset Income Fund

CORPORATE BONDS AND NOTES (28.2%)* cont.	Principal amount	Value
Energy cont.
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	$80,000	$77,953
Kodiak Gas Services, LLC 144A sr. unsec. notes 7.25%, 2/15/29	10,000	10,181
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	195,000	194,282
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	420,000	426,577
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	120,000	132,521
ONEOK, Inc. company guaranty sr. unsec. sub. bonds 6.05%, 9/1/33	40,000	41,224
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	165,000	171,062
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	80,000	82,255
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	59,000	59,525
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	46,000	46,009
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26	75,000	73,777
Pertamina Persero PT sr. unsec. unsub. notes Ser. REGS, 2.30%, 2/9/31 (Indonesia)	220,000	180,646
Petroleos Mexicanos company guaranty sr. unsec. notes Ser. REGS, 10.00%, 2/7/33 (Mexico)	90,000	87,408
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)	70,000	65,392
Petronas Capital, Ltd. company guaranty sr. unsec. unsub. bonds Ser. REGS, 2.48%, 1/28/32 (Malaysia)	300,000	248,373
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	68,000	67,913
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	50,000	49,388
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	105,000	96,700
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28	80,000	81,768
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	65,000	64,637
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	95,000	95,119
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30	210,000	200,714
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30	125,000	116,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	195,000	184,750
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28	20,000	20,375
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	120,000	123,150
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27	85,000	88,400
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26	140,000	139,809
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	60,000	59,905
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32	70,000	73,702
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29	75,000	79,966

Multi-Asset Income Fund 33

CORPORATE BONDS AND NOTES (28.2%)* cont.	Principal amount	Value
Energy cont.
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	$105,000	$106,203
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	40,000	40,636
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 7.375%, 11/1/31	50,000	51,483
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	35,000	33,953
		6,392,810
Financials (5.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	355,000	300,217
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 5.10%, 1/19/29 (Ireland)	150,000	147,443
Air Lease Corp. sr. unsec. notes Ser. MTN, 3.00%, 2/1/30	265,000	230,728
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	55,000	53,134
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	150,000	133,413
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31	115,000	114,550
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	205,000	225,036
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	205,000	164,114
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	85,000	86,693
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	250,000	239,846
Aretec Escrow Issuer 2, Inc. 144A company guaranty sr. unsec. notes 10.00%, 8/15/30	55,000	59,881
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29	75,000	68,901
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	244,000	242,057
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	245,000	198,213
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	200,000	197,322
Bank of America Corp. sr. unsec. FRB 5.468%, 1/23/35	285,000	284,176
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	570,000	497,618
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	100,000	104,853
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	65,000	59,845
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	185,000	185,673
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	130,000	116,568
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	200,000	159,833
Capital One Financial Corp. sr. unsec. unsub. FRN 7.624%, 10/30/31	110,000	120,378
Capital One Financial Corp. sr. unsec. unsub. notes 3.75%, 3/9/27	190,000	181,392
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34	64,000	64,480
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	250,000	220,045
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34	115,000	111,193
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	125,000	115,919
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28	95,000	100,496
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	170,000	154,436

34 Multi-Asset Income Fund

CORPORATE BONDS AND NOTES (28.2%)* cont.	Principal amount	Value
Financials cont.
Deutsche Bank AG/New York, NY unsec. sub. FRB 3.729%, 1/14/32 (Germany)	$200,000	$163,820
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27 R	47,000	44,427
Extra Space Storage LP company guaranty sr. unsec. notes 5.90%, 1/15/31 R	255,000	261,145
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	200,000	195,534
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	95,000	59,678
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	150,000	153,924
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	210,000	213,263
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	205,000	204,603
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30	20,000	22,000
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28	165,000	178,406
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27	30,000	28,605
General Motors Financial Co., Inc. sr. unsec. notes 6.40%, 1/9/33	130,000	135,145
General Motors Financial Co., Inc. sr. unsec. notes 1.25%, 1/8/26	40,000	37,066
General Motors Financial Co., Inc. sr. unsec. sub. notes 1.50%, 6/10/26	65,000	59,545
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)	30,000	30,749
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33 R	15,000	15,565
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26 R	200,000	197,813
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30	130,000	132,614
HUB International, Ltd. 144A sr. unsec. notes 7.375%, 1/31/32	40,000	40,127
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29	165,000	139,217
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	200,000	202,644
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	160,000	113,236
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	142,000	137,711
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29	115,000	116,154
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	30,000	29,967
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	180,000	175,228
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.569%, 5/15/47	110,000	96,750
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	280,000	283,508
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	15,000	13,897
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 R	75,000	67,308
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27 R	120,000	110,420
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	200,000	135,998
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	99,000	103,337

Multi-Asset Income Fund 35

CORPORATE BONDS AND NOTES (28.2%)* cont.	Principal amount	Value
Financials cont.
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	$192,000	$129,969
Metropolitan Life Global Funding I 144A sr. notes 2.95%, 4/9/30	325,000	285,721
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	270,000	268,231
Morgan Stanley sr. unsec. sub. bonds 5.942%, 2/7/39	145,000	142,782
Nasdaq, Inc. sr. unsec. bonds 5.95%, 8/15/53	39,000	40,102
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	36,000	36,244
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32	75,000	73,769
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	90,000	82,459
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	200,000	200,855
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	95,000	94,461
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	165,000	153,110
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 7.875%, 12/15/29	65,000	66,535
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25	75,000	73,809
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26	90,000	83,062
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	277,000	256,694
Prologis LP sr. unsec. unsub. FRN 5.00%, 3/15/34 R	145,000	142,498
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30 R	75,000	64,318
Truist Financial Corp. sr. unsec. unsub. FRB Ser. MTN, 5.711%, 1/24/35	190,000	188,105
UBS Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	250,000	235,124
UBS Group AG 144A sr. unsec. FRB 9.016%, 11/15/33 (Switzerland)	250,000	300,804
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	295,000	227,960
USI, Inc./NY 144A sr. unsec. notes 7.50%, 1/15/32	40,000	39,800
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	125,000	121,051
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	45,000	42,331
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	250,000	269,395
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	110,000	95,470
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	95,000	64,908
		12,617,424
Health care (2.1%)
AbbVie, Inc. sr. unsec. bonds 5.40%, 3/15/54	134,000	136,026
AbbVie, Inc. sr. unsec. bonds 5.05%, 3/15/34	54,000	54,269
AbbVie, Inc. sr. unsec. notes 4.95%, 3/15/31	187,000	187,038
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	115,000	100,083
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	375,000	375,035
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)	90,000	94,050

36 Multi-Asset Income Fund

CORPORATE BONDS AND NOTES (28.2%)* cont.	Principal amount	Value
Health care cont.
Bristol-Myers Squibb Co. sr. unsec. notes 5.20%, 2/22/34	$163,000	$164,324
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29	22,000	21,948
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	115,000	108,853
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	80,000	72,000
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32	35,000	35,641
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	155,000	141,814
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30	30,000	23,935
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28	75,000	75,559
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	100,000	96,731
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27	110,000	111,730
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	25,000	24,848
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54	111,000	110,165
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34	84,000	83,631
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	75,000	74,784
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	55,000	48,046
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53	110,000	107,142
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	170,000	173,332
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)	200,000	184,257
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29	130,000	116,562
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29	45,000	41,624
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30	90,000	80,575
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30	160,000	154,606
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	148,000	144,773
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	208,000	202,553
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	110,000	107,338
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	30,000	28,780
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	345,000	303,139
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27	185,000	181,090
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30	275,000	272,349
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)	230,000	232,716
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37	10,000	10,684
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	102,000	85,600
		4,567,630
Technology (2.5%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28	50,000	44,599
Apple, Inc. sr. unsec. bonds 3.95%, 8/8/52	292,000	243,127
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	55,000	50,210

Multi-Asset Income Fund 37

CORPORATE BONDS AND NOTES (28.2%)* cont.	Principal amount	Value
Technology cont.
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	$80,000	$68,475
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	50,000	42,715
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28	60,000	50,834
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25	50,000	50,050
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	520,000	484,475
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36	110,000	86,235
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29	55,000	55,364
Cisco Systems, Inc. sr. unsec. bonds 5.30%, 2/26/54	135,000	136,641
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29	30,000	27,207
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29	120,000	111,451
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29	255,000	237,471
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	55,000	49,500
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	30,000	24,450
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	95,000	83,832
Gen Digital, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 9/30/30	85,000	86,838
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	210,000	194,586
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	142,000	146,671
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	143,000	145,689
Meta Platforms, Inc. sr. unsec. bonds 5.75%, 5/15/63	225,000	235,553
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53	223,000	230,882
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	140,000	122,318
Micron Technology, Inc. sr. unsec. unsub. notes 5.875%, 9/15/33	270,000	275,283
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	284,000	250,497
NCR Voyix Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 4/15/29	140,000	129,805
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	70,000	52,217
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	290,000	222,989
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	225,000	208,971
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30	85,000	87,869
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	130,000	109,688
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	100,000	64,288
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	235,000	156,175
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)	20,000	22,602
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)	30,000	24,815
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	215,000	183,857
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	250,000	200,559
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	145,000	129,956
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	215,000	187,064

38 Multi-Asset Income Fund

CORPORATE BONDS AND NOTES (28.2%)* cont.	Principal amount	Value
Technology cont.
UKG, Inc. 144A sr. notes 6.875%, 2/1/31	$90,000	$90,936
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	160,000	143,349
		5,550,093
Transportation (0.4%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	108,750	107,753
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	350,000	339,621
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	80,000	73,792
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	165,000	160,412
Westinghouse Air Brake Technologies Corp. company guaranty sr. unsec. unsub. bonds 5.611%, 3/11/34	265,000	266,101
		947,679
Utilities and power (2.3%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	170,000	138,674
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	100,000	104,662
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	230,000	232,145
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	85,000	81,865
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	60,000	49,271
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	90,000	80,437
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	40,000	33,434
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	106,000	116,335
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34	44,000	45,905
Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41	85,000	72,004
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	22,000	20,781
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	225,000	206,790
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	70,000	68,495
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	310,000	287,189
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42	20,000	20,958
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	95,000	79,473
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	265,000	263,971
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	100,000	100,519
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	220,000	212,503
Exelon Corp. sr. unsec. unsub. bonds 5.45%, 3/15/34	150,000	149,270
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34	60,000	59,729
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	190,000	186,025
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	55,000	54,344
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	220,000	247,719

Multi-Asset Income Fund 39

CORPORATE BONDS AND NOTES (28.2%)* cont.	Principal amount	Value
Utilities and power cont.
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	$190,000	$190,683
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity	30,000	31,826
NRG Energy, Inc. 144A sr. notes 2.45%, 12/2/27	145,000	129,506
Oncor Electric Delivery Co., LLC sr. FRB 4.95%, 9/15/52	280,000	260,582
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	40,000	35,822
Pacific Gas and Electric Co. sr. bonds 6.95%, 3/15/34	30,000	32,422
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	85,000	85,470
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	90,000	76,395
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29	35,000	35,072
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27	170,000	157,301
PacifiCorp sr. bonds 2.70%, 9/15/30	105,000	90,134
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	145,000	136,308
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	120,000	118,690
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	105,000	104,352
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	175,000	178,270
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	35,000	35,498
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51	65,000	65,000
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33	245,000	255,264
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31	35,000	36,204
		4,967,297
Total corporate bonds and notes (cost $60,780,109)		$61,809,244

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (18.3%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.8%)
Government National Mortgage Association Pass-Through Certificates
6.00%, 11/20/53	$1,172,881	$1,201,699
5.50%, 5/20/49	15,924	16,109
5.00%, 5/20/49	49,028	48,383
4.00%, with due dates from 9/20/52 to 1/20/53	1,154,865	1,074,896
3.50%, with due dates from 3/20/47 to 11/20/49	1,146,428	1,043,554
2.50%, TBA, 3/1/54	1,000,000	846,162
2.50%, with due dates from 2/20/52 to 3/20/52	1,192,224	1,000,804
2.00%, TBA, 3/1/54	1,000,000	813,806
		6,045,413
U.S. Government Agency Mortgage Obligations (15.5%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, with due dates from 9/1/53 to 10/1/53	813,468	820,439
5.50%, 12/1/52	316,134	315,446
4.50%, 9/1/52	545,106	516,670
4.00%, 9/1/49	1,071,242	1,005,118
3.50%, 8/1/43	206,480	189,597
3.00%, with due dates from 3/1/43 to 8/1/52	1,378,539	1,200,989
2.50%, with due dates from 1/1/52 to 4/1/52	4,278,178	3,559,874
2.50%, 10/1/36	1,090,377	989,355
2.00%, 3/1/51	1,270,563	1,003,734

40 Multi-Asset Income Fund

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (18.3%)* cont.	Principal amount	Value
U.S. Government Agency Mortgage Obligations cont.
Federal National Mortgage Association Pass-Through Certificates
6.50%, 4/1/53	$488,337	$499,162
6.00%, 6/1/53	171,102	172,595
5.50%, with due dates from 1/1/38 to 11/1/52	808,243	813,619
5.00%, with due dates from 1/1/49 to 8/1/49	52,595	51,482
4.50%, with due dates from 5/1/49 to 1/1/53	569,263	539,415
3.50%, 6/1/56	1,220,281	1,082,771
3.50%, with due dates from 6/1/42 to 6/1/52	2,725,146	2,440,322
3.00%, with due dates from 2/1/43 to 3/1/52	2,814,092	2,443,262
2.50%, with due dates from 11/1/51 to 3/1/52	1,839,444	1,524,968
2.00%, with due dates from 10/1/50 to 3/1/52	5,139,349	4,085,353
2.00%, 3/1/36	1,140,020	1,011,057
1.50%, 1/1/51	1,392,744	1,047,569
1.50%, 7/1/36	1,162,378	1,012,340
Uniform Mortgage-Backed Securities
6.50%, TBA, 3/1/54	1,000,000	1,017,500
6.00%, TBA, 3/1/54	4,000,000	4,017,500
5.00%, TBA, 3/1/54	2,000,000	1,939,688
2.00%, TBA, 3/1/54	1,000,000	786,051
		34,085,876
Total U.S. government and agency mortgage obligations (cost $41,466,925)		$40,131,289

U.S. TREASURY OBLIGATIONS (7.0%)*	Principal amount	Value
U.S. Treasury Bonds
3.625%, 2/15/53	$470,000	$410,920
3.00%, 2/15/49	5,000,000	3,874,219
2.75%, 8/15/42 #	6,000,000	4,664,063
U.S. Treasury Notes
2.75%, 8/15/32	2,000,000	1,785,547
2.75%, 2/15/28	2,210,000	2,083,616
1.625%, 9/30/26	1,610,000	1,499,941
1.625%, 2/15/26	1,000,000	944,074
Total U.S. treasury obligations (cost $15,797,044)		$15,262,380

MORTGAGE-BACKED SECURITIES (9.6%)*	Principal amount	Value
Commercial mortgage-backed securities (5.0%)
AREIT CRE Trust 144A FRB Ser. 22-CRE6, Class A, 6.574%, 1/20/37 (Cayman Islands)	$263,752	$261,018
Banc of America Commercial Mortgage Trust Ser. 15-UBS7, Class AS, 3.989%, 9/15/48 W	205,000	191,988
BANK FRB Ser. 20-BN26, Class XA, IO, 1.208%, 3/15/63 W	3,860,067	198,176
Barclays Commercial Mortgage Trust Ser. 19-C5, Class C, 3.71%, 11/15/52	402,000	333,530
Benchmark Mortgage Trust FRB Ser. 20-B21, Class XA, IO, 1.445%, 12/17/53 W	5,671,999	378,091
CD Mortgage Trust Ser. 18-CD7, Class A4, 4.279%, 8/15/51	165,000	155,784

Multi-Asset Income Fund 41

MORTGAGE-BACKED SECURITIES (9.6%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class B, 4.328%, 5/10/47 W	$137,000	$129,088
FRB Ser. 15-P1, Class B, 4.316%, 9/15/48 W	475,000	447,345
FRB Ser. 16-P6, Class B, 4.158%, 12/10/49 W	368,000	330,312
Ser. 16-C3, Class A4, 3.154%, 11/15/49	252,000	235,860
COMM Mortgage Trust
FRB Ser. 17-COR2, Class C, 4.588%, 9/10/50 W	660,000	579,289
FRB Ser. 15-CR26, Class B, 4.464%, 10/10/48 W	332,000	310,335
Ser. 15-DC1, Class B, 4.035%, 2/10/48 W	352,000	322,844
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48 W	289,000	270,387
FRB Ser. 15-CR22, Class AM, 3.603%, 3/10/48 W	142,000	135,631
COMM Mortgage Trust 144A Ser. 13-CR6, Class B, 3.397%, 3/10/46	209,170	192,859
CSAIL Commercial Mortgage Trust
Ser. 17-CX10, Class A3, 3.398%, 11/15/50	126,012	120,950
Ser. 16-C6, Class AS, 3.346%, 1/15/49	171,000	156,133
FRB Ser. 19-C15, Class XA, IO, 0.994%, 3/15/52 W	5,277,489	197,770
CSMC Trust FRB Ser. 16-NXSR, Class AS, 4.049%, 12/15/49 W	176,000	157,658
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C19, Class B, 4.394%, 4/15/47 W	331,000	327,388
JPMDB Commercial Mortgage Securities Trust FRB Ser. 18-C8, Class C, 4.764%, 6/15/51 W	187,000	149,939
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 14-C20, Class B, 4.399%, 7/15/47 W	252,000	237,741
FRB Ser. 13-C10, Class C, 4.074%, 12/15/47 W	110,421	100,996
Ladder Capital Commercial Mortgage Trust 144A FRB Ser. 17-LC26, Class XA, IO, 1.517%, 7/12/50 W	3,082,585	113,509
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 14-C17, Class AS, 4.011%, 8/15/47	388,000	373,528
Ser. 14-C19, Class B, 4.00%, 12/15/47 W	402,000	382,401
Ser. 16-C32, Class AS, 3.994%, 12/15/49 W	410,000	376,699
Ser. 15-C22, Class B, 3.883%, 4/15/48 W	138,000	125,604
Ser. 13-C9, Class B, 3.708%, 5/15/46 W	133,736	124,369
FRB Ser. 16-C32, Class XA, IO, 0.647%, 12/15/49 W	9,241,002	138,951
Morgan Stanley Capital I Trust
FRB Ser. 18-L1, Class C, 4.782%, 10/15/51 W	422,000	355,430
Ser. 18-L1, Class AS, 4.637%, 10/15/51 W	310,000	290,488
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL10, Class AS, 8.391%, 10/25/39	371,000	370,997
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, 8.07%, 5/19/38 (Bermuda)	197,000	197,997
UBS Commercial Mortgage Trust Ser. 17-C1, Class A4, 3.46%, 6/15/50	210,000	196,312
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.293%, 11/15/48 W	22,338	383
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21, Class E, 5.11%, 10/15/44 W	361,964	288,883
Wells Fargo Commercial Mortgage Trust
Ser. 18-C47, Class AS, 4.673%, 9/15/61 W	327,000	314,241
Ser. 19-C49, Class B, 4.546%, 3/15/52	581,000	491,526

42 Multi-Asset Income Fund

MORTGAGE-BACKED SECURITIES (9.6%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Wells Fargo Commercial Mortgage Trust
Ser. 15-C31, Class AS, 4.049%, 11/15/48	$193,000	$184,609
Ser. 17-C39, Class B, 4.025%, 9/15/50	491,000	439,596
WF-RBS Commercial Mortgage Trust Ser. 13-C11, Class B, 3.714%, 3/15/45 W	199,605	175,986
		10,862,621
Residential mortgage-backed securities (non-agency) (4.6%)
A&D Mortgage Trust 144A
Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	572,107	578,157
Ser. 23-NQM2, Class A1, 6.132%, 5/25/68	452,604	451,282
BRAVO Residential Funding Trust 144A FRB Ser. 21-HE2, Class A1, (US 30 Day Average SOFR + 0.75%), 6.072%, 11/25/69	403,400	396,784
COLT Mortgage Loan Trust 144A Ser. 23-3, Class A1, 7.18%, 9/25/68	855,649	867,778
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk FRN Ser. 15-HQA1, Class M3, (US 30 Day Average SOFR + 4.81%), 10.136%, 3/25/28	192,421	198,756
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.272%, 6/25/42	389,658	400,421
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.972%, 7/25/42	32,505	33,358
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.622%, 8/25/42	437,980	447,170
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.522%, 5/25/42	503,799	511,613
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.472%, 9/25/42	147,646	149,407
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.322%, 6/25/43	29,222	29,460
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.322%, 4/25/42	290,532	294,254
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 7.172%, 11/25/43	36,467	36,959
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.972%, 1/25/34	27,470	27,591
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.322%, 1/25/42	57,067	56,955
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 6.172%, 9/25/41	72,656	72,327
Federal National Mortgage Association Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (US 30 Day Average SOFR + 4.90%), 10.336%, 11/25/24	2,857	2,970
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.322%, 1/25/42	543,000	556,914
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.271%, 6/25/42	310,549	319,017
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 8.072%, 5/25/42	377,615	387,454
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.872%, 7/25/42	169,024	173,619

Multi-Asset Income Fund 43

MORTGAGE-BACKED SECURITIES (9.6%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 7.586%, 11/25/39	$82,775	$83,463
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.422%, 3/25/42	611,479	619,887
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 7.322%, 3/25/42	344,509	349,180
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 7.271%, 9/25/43	17,362	17,520
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M1, (US 30 Day Average SOFR + 1.90%), 7.222%, 4/25/42	191,717	192,196
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 7.022%, 7/25/43	57,601	58,033
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.522%, 1/25/42	69,322	69,625
FirstKey Homes Trust 144A Ser. 20-SFR2, Class A, 1.266%, 10/19/37	1,021,184	951,427
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	21,849	20,553
Mill City Mortgage Loan Trust 144A Ser. 23-NQM1, Class A1, 6.05%, 10/25/67	302,608	301,419
MortgageIT Trust FRB Ser. 04-1, Class M2, (CME Term SOFR 1 Month + 1.12%), 6.44%, 11/25/34	90,549	84,663
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (CME Term SOFR 1 Month + 0.54%), 5.865%, 5/25/46	133,441	115,426
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (CME Term SOFR 1 Month + 0.29%), 5.795%, 1/25/37	500,592	431,055
Tricon American Homes Trust 144A Ser. 18-SFR1, Class A, 3.53%, 5/17/37	816,716	796,080
		10,082,773
Total mortgage-backed securities (cost $20,708,407)		$20,945,394

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (4.2%)*	Principal amount	Value
Angola (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.75%, 4/14/32 (Angola)	$200,000	$175,000
Argentine (Republic of) sr. unsec. unsub. bonds 3.625%, 7/9/35 (Argentina)	280,000	103,778
Argentine (Republic of) sr. unsec. unsub. notes 0.75%, 7/9/30 (Argentina)	240,000	110,100
Bahrain (Kingdom of) sr. unsec. notes Ser. REGS, 7.375%, 5/14/30 (Bahrain)	200,000	205,750
Benin (Republic of) 144A sr. unsec. notes 7.96%, 2/13/38 (Benin)	200,000	193,500
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.75%, 1/14/50 (Brazil)	330,000	243,803
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)	340,000	294,231
Colombia (Republic of) sr. unsec. unsub. bonds 8.00%, 4/20/33 (Colombia)	250,000	261,406
Colombia (Republic of) sr. unsec. unsub. notes 8.00%, 11/14/35 (Colombia)	200,000	207,426
Cote d’lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d’lvoire)	250,000	218,438

44 Multi-Asset Income Fund

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (4.2%)* cont.	Principal amount	Value
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)	$150,000	$133,500
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 7.45%, 4/30/44 (Dominican Republic)	100,000	104,727
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	153,000	152,388
Ecuador (Republic of) sr. unsec. unsub. bonds Ser. REGS, 3.50%, 7/31/35 (Ecuador)	230,000	108,388
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.30%, 9/30/33 (Egypt)	400,000	325,000
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 2/28/29 (El Salvador)	90,000	78,075
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)	200,000	162,750
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 3.70%, 10/7/33 (Guatemala)	240,000	196,800
Hungary (Government of) sr. unsec. bonds Ser. REGS, 5.50%, 6/16/34 (Hungary)	210,000	203,690
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)	390,000	377,022
Indonesia (Republic of) sr. unsec. unsub. notes 4.55%, 1/11/28 (Indonesia)	200,000	196,513
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)	100,000	117,278
Kenya (Republic of) sr. unsec. unsub. notes Ser. REGS, 7.00%, 5/22/27 (Kenya)	230,000	219,650
Morocco (Kingdom of) sr. unsec. bonds Ser. REGS, 3.00%, 12/15/32 (Morocco)	200,000	159,000
Mozambique (Republic of) unsec. notes Ser. REGS, 9.00%, 9/15/31 (Mozambique)	200,000	168,250
Nigeria (Government of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 11/28/27 (Nigeria)	200,000	181,500
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 7.375%, 10/28/32 (Oman)	300,000	328,875
Panama (Republic of) sr. unsec. unsub. bonds 6.70%, 1/26/36 (Panama)	275,000	260,563
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)	200,000	191,250
People’s Republic of China sr. unsec. notes Ser. REGS, 1.75%, 10/26/31 (China)	350,000	293,934
Philippines (Republic of) sr. unsec. unsub. notes 3.75%, 1/14/29 (Philippines)	200,000	189,009
Qatar (State of) sr. unsec. notes Ser. REGS, 3.75%, 4/16/30 (Qatar)	300,000	286,531
Qatar (State of) sr. unsec. unsub. bonds Ser. REGS, 6.40%, 1/20/40 (Qatar)	170,000	191,478
Romania (Government of) sr. unsec. unsub. notes 6.125%, 1/22/44 (Romania)	100,000	94,823
Romania (Government of) 144A sr. unsec. unsub. notes 6.625%, 2/17/28 (Romania)	400,000	410,626
Saudi Arabia (Kingdom of) sr. unsec. bonds Ser. REGS, 4.50%, 10/26/46 (Saudi Arabia)	230,000	192,522
Serbia (Republic of) sr. unsec. notes 6.25%, 5/26/28 (Serbia)	200,000	202,500

Multi-Asset Income Fund 45

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (4.2%)* cont.	Principal amount	Value
Serbia (Republic of) 144A sr. unsec. notes 6.50%, 9/26/33 (Serbia)	$200,000	$202,750
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 4/20/32 (South Africa)	280,000	252,392
Turkey (Republic of) sr. unsec. unsub. notes 8.60%, 9/24/27 (Turkey)	200,000	210,750
Ukraine (Government of) sr. unsec. notes Ser. REGS, 7.375%, 9/25/34 (Ukraine) (In default) †	370,000	97,125
United Arab Emirates sr. unsec. unsub. bonds Ser. REGS, 2.875%, 10/19/41 (United Arab Emirates)	230,000	166,293
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)	380,000	300,557
United Mexican States sr. unsec. unsub. notes 4.50%, 4/22/29 (Mexico)	200,000	192,319
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)	160,000	152,772
Total foreign government and agency bonds and notes (cost $8,987,371)		$9,115,032

COLLATERALIZED LOAN OBLIGATIONS (2.5%)*	Principal amount	Value
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (CME Term SOFR 3 Month + 1.36%), 6.676%, 4/15/34 (Cayman Islands)	$250,000	$250,214
AB BSL CLO 3, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.96%), 7.279%, 10/20/34 (Cayman Islands)	250,000	250,061
AGL CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME Term SOFR 3 Month + 1.33%), 6.648%, 1/21/35 (Cayman Islands)	250,000	249,890
AIMCO CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.838%, 7/20/35 (Jersey)	250,000	250,701
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.937%, 4/20/37 (Jersey) ##	150,000	150,053
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 6.768%, 7/17/34 (Cayman Islands)	200,000	200,058
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.374%, 10/21/31	250,000	250,010
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.766%, 7/15/34 (Cayman Islands)	250,000	249,661
Elmwood CLO 19, Ltd. 144A FRB Ser. 23-6A, Class AR, (CME Term SOFR 3 Month + 1.70%), 7.017%, 10/17/36 (Cayman Islands)	250,000	252,055
Hayfin US XII, Ltd. 144A FRB Ser. 18-9A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.381%, 4/28/31 (Cayman Islands)	200,000	199,939
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.751%, 7/28/34	250,000	249,993
Invesco CLO, Ltd. 144A FRB Ser. 21-2A, Class A, (CME Term SOFR 3 Month + 1.38%), 6.696%, 7/15/34 (Cayman Islands)	250,000	250,146
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 7.436%, 7/25/34 (Cayman Islands)	250,000	250,046
Juniper Valley Park CLO, LLC 144A FRB Ser. 23-1A, Class A1, (CME Term SOFR 3 Month + 1.85%), 7.168%, 7/20/35	250,000	250,619
Magnetite XXXVII, Ltd. 144A FRB Ser. 23-37A, Class A, (CME Term SOFR 3 Month + 1.65%), 7.076%, 10/20/36 (Cayman Islands)	250,000	251,738
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.229%, 4/20/34 (Cayman Islands)	250,000	250,054

46 Multi-Asset Income Fund

COLLATERALIZED LOAN OBLIGATIONS (2.5%)* cont.	Principal amount	Value
TCW CLO, Ltd. 144A FRB Ser. 21-2A, Class AS, (CME Term SOFR 3 Month + 1.44%), 6.766%, 7/25/34 (Cayman Islands)	$200,000	$200,207
Texas Debt Capital CLO, Ltd. 144A FRB Ser. 23-1A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.118%, 4/20/36 (Cayman Islands)	250,000	251,507
Venture 37 CLO, Ltd. 144A FRB Ser. 21-37A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.726%, 7/15/32 (Cayman Islands)	200,000	198,002
Venture CLO XV, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 6.756%, 7/15/32 (Cayman Islands)	300,000	300,114
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (CME Term SOFR 3 Month + 1.52%), 6.836%, 1/15/32 (Cayman Islands)	250,000	250,123
Zais CLO 16, Ltd. 144A FRB Ser. 21-16A, Class A1R, (CME Term SOFR 3 Month + 1.68%), 6.999%, 10/20/34	250,000	250,008
Zais CLO 18, Ltd. 144A FRB Ser. 22-18A, Class A1A, (CME Term SOFR 3 Month + 1.52%), 6.845%, 1/25/35	125,000	124,897
Total collateralized loan obligations (cost $5,347,023)		$5,380,096

SENIOR LOANS (0.6%)*c	Principal amount	Value
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.329%, 4/20/28	$94,444	$96,215
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.076%, 10/19/27	89,091	89,160
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 11.176%, 11/18/29	80,000	76,800
Boxer Parent Co., Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.576%, 12/8/28	10,000	10,027
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 9.074%, 8/21/26	129,328	128,538
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 9.176%, 11/23/27	113,861	112,153
CQP Holdco LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.348%, 12/31/30	94,503	94,421
Crocs, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 7.576%, 2/20/29	23,429	23,446
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.83%, 8/2/29	30,529	30,443
Genesys Cloud Services Holdings, LLC bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.441%, 12/1/27	69,286	69,473
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.176%, 12/15/27	99,242	99,070
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 10.268%, 2/4/26	49,617	47,633
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.676%, 10/15/28	14,925	14,918
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.685%, 6/15/28	24,657	24,549
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.86%, 9/21/28	74,212	74,027
Medline Borrower LP bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.441%, 9/30/28	45,000	45,002
Michaels Cos., Inc. (The) bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.86%, 4/15/28	19,847	16,223

Multi-Asset Income Fund 47

SENIOR LOANS (0.6%)*c cont.	Principal amount	Value
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.424%, 4/3/28	$34,825	$34,803
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.419%, 4/3/28	34,825	34,789
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.176%, 1/29/28	74,808	74,466
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.58%, 4/4/29	35,000	34,913
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.076%, 2/17/31	60,000	59,925
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.076%, 3/27/28	64,708	64,789
Total senior loans (cost $1,331,492)		$1,355,783

ASSET-BACKED SECURITIES (0.5%)*	Principal amount	Value
Foursight Capital Automobile Receivables Trust 144A Ser. 22-2, Class A2, 4.49%, 3/16/26	$24,019	$23,989
Harley-Davidson Motorcycle Trust Ser. 22-A, Class A3, 3.06%, 2/15/27	117,336	115,334
Mello Warehouse Securitization Trust 144A FRB Ser. 21-3, Class E, (CME Term SOFR 1 Month + 3.36%), 8.685%, 10/22/24	520,000	518,089
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.271%, 6/29/24	525,000	524,900
Total asset-backed securities (cost $1,148,064)		$1,182,312

CONVERTIBLE BONDS AND NOTES (0.2%)*	Principal amount	Value
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)	$65,000	$58,013
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	40,000	50,000
Realogy Group, LLC/Realogy Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	68,000	53,638
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	70,000	63,569
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	65,000	58,695
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	70,000	58,058
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26	70,000	58,765
Total convertible bonds and notes (cost $391,906)		$400,738

INVESTMENT COMPANIES (0.1%)*	Shares	Value
SPDR S&P 500 ETF Trust	435	$221,015
SPDR S&P MidCap 400 ETF Trust	57	30,096
Total investment companies (cost $251,113)		$251,111

PURCHASED OPTIONS OUTSTANDING (0.1%)* Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/4500.00	$7,547,576	$1,481	$116,745
S&P 500 Index (Put)	Jun-24/4500.00	7,547,576	1,481	31,474
Total purchased options outstanding (cost $602,915)				$148,219

48 Multi-Asset Income Fund

CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	925	$59,015
Total convertible preferred stocks (cost $46,250)		$59,015

SHORT-TERM INVESTMENTS (4.2%)*	Shares	Value
Putnam Short Term Investment Fund Class P 5.51% L	9,061,554	$9,061,554
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% P	130,000	130,000
Total short-term investments (cost $9,191,554)		$9,191,554

TOTAL INVESTMENTS
Total investments (cost $219,058,589)	$228,987,226

Key to holding’s currency abbreviations
EUR	Euro
USD /$	United States Dollar

Key to holding’s abbreviations
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from September 1, 2023 through February 29, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $219,182,892.
†	This security is non-income-producing.
‡‡	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

Multi-Asset Income Fund 49

#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $428,920 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 10).
##	Forward commitment, in part or in entirety (Note 1).
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
F	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 2/29/24 (aggregate face value $1,207,717) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank N.A.
	Euro	Sell	3/20/24	$555,501	$553,391	$(2,110)
Morgan Stanley & Co. International PLC
	Euro	Sell	3/20/24	197,620	197,917	297
State Street Bank and Trust Co.
	Euro	Sell	3/20/24	203,575	203,893	318
UBS AG
	Euro	Sell	3/20/24	252,086	252,516	430
Unrealized appreciation						1,045
Unrealized (depreciation)						(2,110)
Total						$(1,065)
* The exchange currency for all contracts listed is the United States Dollar.

50 Multi-Asset Income Fund

FUTURES CONTRACTS OUTSTANDING at 2/29/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Russell 2000 Index E-Mini (Long)	1	$102,742	$102,865	Mar-24	$3,437
S&P 500 Index E-Mini (Long)	13	3,312,576	3,317,438	Mar-24	205,190
U.S. Treasury Bond Ultra 30 yr (Long)	12	1,534,500	1,534,500	Jun-24	4,879
U.S. Treasury Note 2 yr (Long)	46	9,418,500	9,418,500	Jun-24	5,287
U.S. Treasury Note 5 yr (Long)	8	855,250	855,250	Jun-24	1,733
Unrealized appreciation					220,526
Unrealized (depreciation)					—
Total					$220,526

WRITTEN OPTIONS OUTSTANDING at 2/29/24 (premiums $108,483) (Unaudited)
Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/3500.00	$7,547,576	$1,481	$32,013
Total				$32,013

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/29/24 (Unaudited)
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$1,941,000	$3,339 E	$(15,875)	3/20/26	US SOFR — Annually	4.40% — Annually	$(19,214)
1,159,000	6,270 E	30,164	3/20/29	4.10% — Annually	US SOFR — Annually	23,894
1,355,000	6,179 E	38,366	3/20/34	3.80% — Annually	US SOFR — Annually	44,545
826,000	18,676 E	(32,718)	3/20/54	US SOFR — Annually	3.50% — Annually	(51,394)
Total		$19,937	$(2,169)
E Extended effective date.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 2/29/24 (Unaudited)
Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
CDX NA HY Series 41 Index	B+/P	$(1,884)	$801,900	$50,840	12/20/28	500 bp — Quarterly	$56,717
Total	$(1,884)		$56,717
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at February 29, 2024. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Multi-Asset Income Fund 51

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,990,167	$—	$—
Capital goods	1,923,136	—	—
Communication services	1,261,047	—	—
Conglomerates	1,367,259	—	—
Consumer cyclicals	8,061,245	—	—
Consumer staples	4,424,175	—	—
Energy	2,838,177	—	—
Financials	11,039,378	—	—
Health care	7,606,359	—	69
Technology	20,715,026	—	—
Transportation	559,916	—	—
Utilities and power	1,930,111	38,984	10
Total common stocks	63,715,996	38,984	79
Asset-backed securities	—	1,182,312	—
Collateralized loan obligations	—	5,380,096	—
Convertible bonds and notes	—	400,738	—
Convertible preferred stocks	—	59,015	—
Corporate bonds and notes	—	61,809,244	—
Foreign government and agency bonds and notes	—	9,115,032	—
Investment companies	251,111	—	—
Mortgage-backed securities	—	20,945,394	—
Purchased options outstanding	—	148,219	—
Senior loans	—	1,355,783	—
U.S. government and agency mortgage obligations	—	40,131,289	—
U.S. treasury obligations	—	15,262,380	—
Short-term investments	130,000	9,061,554	—
Totals by level	$64,097,107	$164,890,040	$79

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(1,065)	$—
Futures contracts	220,526	—	—
Written options outstanding	—	(32,013)	—
Interest rate swap contracts	—	(22,106)	—
Credit default contracts	—	58,601	—
Totals by level	$220,526	$3,417	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

52 Multi-Asset Income Fund

Statement of assets and liabilities 2/29/24 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 10):
Unaffiliated issuers (identified cost $209,997,035)	$219,925,672
Affiliated issuers (identified cost $9,061,554) (Note 5)	9,061,554
Cash	6,832
Foreign currency (cost $1,406) (Note 1)	1,394
Dividends, interest and other receivables	1,572,723
Receivable for shares of the fund sold	355,793
Receivable for investments sold	2,360,446
Receivable from Manager (Note 2)	21,782
Receivable for variation margin on futures contracts (Note 1)	31,365
Receivable for variation margin on centrally cleared swap contracts (Note 1)	5,889
Unrealized appreciation on forward currency contracts (Note 1)	1,045
Deposits with broker (Note 1)	101,749
Prepaid assets	64,275
Total assets	233,510,519

LIABILITIES
Payable for investments purchased	2,428,441
Payable for purchases of delayed delivery securities (Note 1)	150,000
Payable for purchases of TBA securities (Note 1)	9,520,858
Payable for shares of the fund repurchased	1,602,779
Payable for custodian fees (Note 2)	30,381
Payable for investor servicing fees (Note 2)	57,643
Payable for Trustee compensation and expenses (Note 2)	193,257
Payable for administrative services (Note 2)	698
Payable for distribution fees (Note 2)	67,367
Payable for variation margin on futures contracts (Note 1)	359
Payable for variation margin on centrally cleared swap contracts (Note 1)	2,569
Unrealized depreciation on forward currency contracts (Note 1)	2,110
Written options outstanding, at value (premiums $108,483) (Note 1)	32,013
Collateral on certain derivative contracts, at value (Notes 1 and 10)	130,000
Payable to broker (Note 1)	181
Other accrued expenses	108,971
Total liabilities	14,327,627

Net assets	$219,182,892

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1, 4 and 8)	$302,124,361
Total distributable earnings (Notes 1 and 8)	(82,941,469)
Total — Representing net assets applicable to capital shares outstanding	$219,182,892

(Continued on next page)

Multi-Asset Income Fund 53

Statement of assets and liabilities cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($145,516,811 divided by 14,251,711 shares)	$10.21
Offering price per class A share (100/96.00 of $10.21)*	$10.64
Net asset value and offering price per class C share ($8,067,469 divided by 789,905 shares)**	$10.21
Net asset value, offering price and redemption price per class P share
($24,058,318 divided by 2,354,081 shares)	$10.22
Net asset value, offering price and redemption price per class R share
($1,927,085 divided by 188,692 shares)	$10.21
Net asset value, offering price and redemption price per class R5 share
($10,949 divided by 1,072 shares)	$10.22***
Net asset value, offering price and redemption price per class R6 share
($3,915,694 divided by 383,418 shares)	$10.21
Net asset value, offering price and redemption price per class Y share
($35,686,566 divided by 3,494,174 shares)	$10.21

*On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

***Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

54 Multi-Asset Income Fund

Statement of operations Six months ended 2/29/24 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $152,645 from investments in affiliated issuers) (Note 5)	$3,030,674
Dividends (net of foreign tax of $14,128)	869,299
Total investment income	3,899,973

EXPENSES
Compensation of Manager (Note 2)	506,058
Investor servicing fees (Note 2)	179,463
Custodian fees (Note 2)	37,756
Trustee compensation and expenses (Note 2)	4,949
Distribution fees (Note 2)	227,768
Administrative services (Note 2)	4,324
Auditing and tax fees	77,637
Blue sky expense	74,062
Other	63,831
Fees waived and reimbursed by Manager (Note 2)	(334,967)
Total expenses	840,881
Expense reduction (Note 2)	(4,944)
Net expenses	835,937

Net investment income	3,064,036

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	1,622,208
Foreign currency transactions (Note 1)	1,178
Forward currency contracts (Note 1)	7,747
Futures contracts (Note 1)	351,145
Swap contracts (Note 1)	484,934
Total net realized gain	2,467,212
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	9,517,798
Assets and liabilities in foreign currencies	(1,495)
Forward currency contracts	(2,447)
Futures contracts	451,485
Swap contracts	(277,835)
Written options	77,658
Total change in net unrealized appreciation	9,765,164

Net gain on investments	12,232,376

Net increase in net assets resulting from operations	$15,296,412

The accompanying notes are an integral part of these financial statements.

Multi-Asset Income Fund 55

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 2/29/24*	Year ended 8/31/23
Operations
Net investment income	$3,064,036	$4,818,374
Net realized gain (loss) on investments
and foreign currency transactions	2,467,212	(4,571,889)
Change in net unrealized appreciation of investments
and assets and liabilities in foreign currencies	9,765,164	5,418,298
Net increase in net assets resulting from operations	15,296,412	5,664,783
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(2,579,536)	(1,716,440)
Class C	(130,670)	(108,068)
Class P	(469,664)	(309,738)
Class R	(32,037)	(24,011)
Class R5	(203)	(136)
Class R6	(101,960)	(68,445)
Class Y	(712,325)	(575,021)
From capital gain on investments
Net realized long-term gain on investments
Class A	—	—
Class C	—	—
Class P	—	(230,793)
Class R	—	—
Class R5	—	—
Class R6	—	—
Class Y	—	—
Increase (decrease) from capital share
transactions (Notes 4 and 8)	(13,644,731)	201,701,796
Total increase (decrease) in net assets	(2,374,714)	204,333,927

NET ASSETS
Beginning of period	221,557,606	17,223,679
End of period	$219,182,892	$221,557,606

* Unaudited.

The accompanying notes are an integral part of these financial statements.

56 Multi-Asset Income Fund

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Multi-Asset Income Fund 57

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
											Ratio	Ratio of net
	Net asset		Net realized								of expenses	investment
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	(%)[c,d]	net assets (%)[d]	(%)[e]
Class A
February 29, 2024**	$9.70	.13	.56	.69	(.18)	—	(.18)	$10.21	7.19*	$145,517	.42*	1.38*	65*
August 31, 2023‡	9.64	.20	(.02)	.18	(.12)	—	(.12)	9.70	1.85*	142,258	.46*	2.05*	109
Class C
February 29, 2024**	$9.70	.09	.56	.65	(.14)	—	(.14)	$10.21	6.77*	$8,067	.79*	.96*	65*
August 31, 2023‡	9.64	.16	(.02)	.14	(.08)	—	(.08)	9.70	1.44*	12,028	.88*	1.64*	109
Class P
February 29, 2024**	$9.71	.16	.55	.71	(.20)	—	(.20)	$10.22	7.42*	$24,058	.20*	1.62*	65*
August 31, 2023	9.59	.34	.05	.39	(.15)	(.12)	(.27)	9.71	4.23	20,177.41		3.58	109
August 31, 2022	11.28	.07	(1.30)	(1.23)	(.08)	(.38)	(.46)	9.59	(11.37)	17,224.23		.66	124
August 31, 2021	10.49	.04	.96	1.00	(.21)	—	(.21)	11.28	9.68	15,322.20		.40	144
August 31, 2020 †	10.00	.05	.44	.49	—[f]	—	—[f]	10.49	4.94*	11,708	.13*	.53*	54*
Class R
February 29, 2024**	$9.70	.13	.55	.68	(.17)	—	(.17)	$10.21	7.05*	$1,927	.54*	1.30*	65*
August 31, 2023‡	9.64	.18	(.02)	.16	(.10)	—	(.10)	9.70	1.71*	2,306	.60*	1.91*	109
Class R5
February 29, 2024**	$9.71	.15	.55	.70	(.19)	—	(.19)	$10.22	7.33*	$11	.27*	1.52*	65*
August 31, 2023‡	9.64	.21	(.01)	.20	(.13)	—	(.13)	9.71	2.09*	10	.31*	2.21*	109
Class R6
February 29, 2024**	$9.70	.15	.56	.71	(.20)	—	(.20)	$10.21	7.39*	$3,916	.22*	1.58*	65*
August 31, 2023‡	9.64	.22	(.02)	.20	(.14)	—	(.14)	9.70	2.05*	4,925	.25*	2.26*	109
Class Y
February 29, 2024**	$9.70	.14	.56	.70	(.19)	—	(.19)	$10.21	7.33*	$35,687	.29*	1.48*	65*
August 31, 2023‡	9.64	.21	(.02)	.19	(.13)	—	(.13)	9.70	1.98*	39,854	.32*	2.19*	109

Before July 12, 2022, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.

* Not annualized.

** Unaudited.

† For the period December 31, 2019 (commencement of operations) to August 31, 2020.

‡ For the period February 10, 2023 (commencement of operations) to August 31, 2023.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Government Money Market Fund in effect during the period. As a result of such limitations and/or waivers, the expenses of each class reflect a reduction of the following amounts as a percentage of the average net assets of each class (Note 2):

	2/29/24	8/31/23	8/31/22	8/31/21	8/31/20
Class A	0.15%	0.25%	N/A	N/A	N/A
Class C	0.15	0.25	N/A	N/A	N/A
Class P	0.15	1.37	2.67%	0.93%	2.45%
Class R	0.15	0.25	N/A	N/A	N/A
Class R5	0.15	0.25	N/A	N/A	N/A
Class R6	0.15	0.25	N/A	N/A	N/A
Class Y	0.15	0.25	N/A	N/A	N/A

e Portfolio turnover includes TBA purchase and sale commitments.

f Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

58 Multi-Asset Income Fund	Multi-Asset Income Fund 59

Notes to financial statements 2/29/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from September 1, 2023 through February 29, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PAC	The Putnam Advisory Company, LLC, an affiliate of Putnam Management
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Multi-Asset Income Fund (the fund) is a diversified series of Putnam Asset Allocation Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek total return consistent with conservation of capital. Within the fund’s total return orientation, the fund seeks to provide current income, along with long-term capital appreciation. The fund invests mainly in fixed-income investments, including U.S. and foreign (including emerging market) government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments) of any credit quality. The fund also invests, to a lesser extent, in equity securities (growth or value stocks or both) of U.S. and foreign (including emerging market) companies of any size. The fund has a strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative models and techniques, Putnam Management adjusts portfolio allocations from time to time within a certain range to try to optimize the fund’s performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund is shown below:

Class	Strategic Allocation	Range
Equity	27%	5–50%
Fixed-Income	73%	50–95%

Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments and may also consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. The fund typically uses derivatives to a significant extent, such as futures, options, certain foreign currency transactions, warrants and interest rate and total return swap contracts, for both hedging and non-hedging purposes and may also use derivatives and debt instruments with terms determined by reference to a particular commodity or to all or portions of a commodities index.

60 Multi-Asset Income Fund

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 4.00%	bought with no initial sales charge	None
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class PΔ	None	None	None
Class R†	None	None	None
Class R5†	None	None	None
Class R6†	None	None	None
Class Y†	None	None	None

Δ Only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates.

† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Multi-Asset Income Fund 61

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

62 Multi-Asset Income Fund

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging against changes in values of securities it owns, owned or expects to own.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor

Multi-Asset Income Fund 63

contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for managing exposure to market risk and for equitizing cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging foreign exchange risk and for gaining exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging interest rate risk, for gaining exposure on interest rates and for hedging prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

64 Multi-Asset Income Fund

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $37,983 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $63,766 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Multi-Asset Income Fund 65

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $2,110 on open derivative contracts subject to the Master Agreements. There was no collateral pledged by the fund at period end for these agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code),

66 Multi-Asset Income Fund

applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At August 31, 2023, the fund had a capital loss carryover of $95,421,030 available to the extent allowed by the Code to offset future net capital gain, if any. As a result of the February 20, 2023 merger, the fund acquired $91,432,821 in capital loss carryovers from Putnam Multi-Asset Absolute Return Fund, which are subject to limitations imposed by the Code. The amounts of the combined carryovers are as follows:

	Loss carryover
Short-term	Long-term	Total
$54,266,929	$41,154,101	$95,421,030

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $219,213,436, resulting in gross unrealized appreciation and depreciation of $14,778,455 and $4,780,722, respectively, or net unrealized appreciation of $9,997,733.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.630%	of the first $5 billion,	0.430%	of the next $50 billion,
0.580%	of the next $5 billion,	0.410%	of the next $50 billion,
0.530%	of the next $10 billion,	0.400%	of the next $100 billion and
0.480%	of the next $10 billion,	0.395%	of any excess thereafter.

Multi-Asset Income Fund 67

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.233% of the fund’s average net assets.

Putnam Management has contractually agreed, through December 30, 2024, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $45,280 as a result of this limit.

Putnam Management has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through December 30, 2024, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.40% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $289,634 as a result of this limit.

The fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. For the reporting period, management fees paid were reduced by $53 relating to the fund’s investment in Putnam Government Money Market Fund.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund managed by PIL and 0.20% of the average net assets of the fixed-income portion of the fund managed by PIL.

PAC is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund’s assets for which PAC is engaged as sub-advisor and 0.20% of the average net assets of the fixed-income portion of the fund’s assets for which PAC is engaged as sub-advisor.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management, PIL and PAC, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management, PIL and PAC became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management, the sub-management contract for the fund between Putnam Management and PIL, and the sub-advisory contract for the fund among Putnam Management, PIL and PAC that were in place for the fund before the Transaction. However, Putnam Management, PIL and PAC continued to provide uninterrupted services with respect to the fund pursuant to new investment management, sub-management, and sub-advisory contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024. The terms of the new investment management, sub-management, and sub-advisory contracts are substantially similar to those of the previous investment management, sub-management, and sub-advisory contracts, and the fee rates payable under the new investment management, sub-management, and sub-advisory contracts are the same as the fee rates under the previous investment management, sub-management, and sub-advisory contracts.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

68 Multi-Asset Income Fund

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$131,976	Class R5	8
Class C	8,772	Class R6	1,265
Class P	1,141	Class Y	34,503
Class R	1,798	Total	$179,463

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $4,944 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $186, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$176,188
Class C	1.00%	1.00%	46,783
Class R	1.00%	0.50%	4,797
Total			$227,768

Multi-Asset Income Fund 69

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $3,159 from the sale of class A shares and received $48 in contingent deferred sales charges from redemptions of class C shares.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $75 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$134,092,568	$139,402,664
U.S. government securities (Long-term)	6,984,046	9,748,055
Total	$141,076,614	$149,150,719

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

			FOR THE PERIOD FROM 2/10/23
			(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 2/29/24		TO 8/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	679,406	$6,625,565	491,977	$4,813,947
Shares issued in connection with
reinvestment of distributions	256,564	2,513,596	173,251	1,669,068
Shares issued in connection with the
merger of Putnam Multi-Asset Absolute
Return Fund	—	—	15,656,153	150,101,805
	935,970	9,139,161	16,321,381	156,584,820
Shares repurchased	(1,346,319)	(13,180,932)	(1,659,321)	(16,000,618)
Net increase (decrease)	(410,349)	$(4,041,771)	14,662,060	$140,584,202

			FOR THE PERIOD FROM 2/10/23
			(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 2/29/24		TO 8/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	23,008	$224,149	14,960	$134,296
Shares issued in connection with
reinvestment of distributions	13,283	129,748	11,156	107,456
Shares issued in connection with the
merger of Putnam Multi-Asset Absolute
Return Fund	—	—	1,717,846	16,468,814
	36,291	353,897	1,743,962	16,710,566
Shares repurchased	(486,264)	(4,713,395)	(504,084)	(4,856,895)
Net increase (decrease)	(449,973)	$(4,359,498)	1,239,878	$11,853,671

70 Multi-Asset Income Fund

	SIX MONTHS ENDED 2/29/24		YEAR ENDED 8/31/23
Class P	Shares	Amount	Shares	Amount
Shares sold	654,210	$6,240,038	837,606	$8,025,200
Shares issued in connection with
reinvestment of distributions	47,849	469,664	56,684	540,531
Shares issued in connection with the
merger of Putnam Multi-Asset Absolute
Return Fund	—	—	—	—
	702,059	6,709,702	894,290	8,565,731
Shares repurchased	(426,627)	(4,251,166)	(610,767)	(5,888,834)
Net increase	275,432	$2,458,536	283,523	$2,676,897

			FOR THE PERIOD FROM 2/10/23
			(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 2/29/24		TO 8/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	2,594	$25,714	5,404	$53,059
Shares issued in connection with
reinvestment of distributions	3,269	32,037	2,492	24,011
Shares issued in connection with the
merger of Putnam Multi-Asset Absolute
Return Fund	—	—	232,019	2,224,787
	5,863	57,751	239,915	2,301,857
Shares repurchased	(54,780)	(513,263)	(2,306)	(22,220)
Net increase (decrease)	(48,917)	$(455,512)	237,609	$2,279,637

			FOR THE PERIOD FROM 2/10/23
			(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 2/29/24		TO 8/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,037	$10,002
Shares issued in connection with
reinvestment of distributions	21	203	14	136
Shares issued in connection with the
merger of Putnam Multi-Asset Absolute
Return Fund	—	—	—	—
	21	203	1,051	10,138
Shares repurchased	—	—	—	—
Net increase	21	$203	1,051	$10,138

Multi-Asset Income Fund 71

			FOR THE PERIOD FROM 2/10/23
			(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 2/29/24		TO 8/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	46,977	$453,460	51,369	$494,815
Shares issued in connection with
reinvestment of distributions	10,402	101,960	7,033	67,776
Shares issued in connection with the
merger of Putnam Multi-Asset Absolute
Return Fund	—	—	1,255,285	12,037,682
	57,379	555,420	1,313,687	12,600,273
Shares repurchased	(181,439)	(1,835,943)	(806,209)	(7,663,274)
Net increase (decrease)	(124,060)	$(1,280,523)	507,478	$4,936,999

			FOR THE PERIOD FROM 2/10/23
			(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 2/29/24		TO 8/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	98,320	$980,784	233,231	$2,250,281
Shares issued in connection with
reinvestment of distributions	71,831	702,711	58,933	567,678
Shares issued in connection with the
merger of Putnam Multi-Asset Absolute
Return Fund	—	—	5,651,783	54,191,555
	170,151	1,683,495	5,943,947	57,009,514
Shares repurchased	(782,814)	(7,649,661)	(1,837,110)	(17,649,262)
Net increase (decrease)	(612,663)	$(5,966,166)	4,106,837	$39,360,252

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value
Class C	1,060	0.13%	$10,823
Class R	1,066	0.56	10,884
Class R5	1,072	100.00	10,949
Class R6	1,073	0.28	10,955
Class Y	1,071	0.03	10,935

At the close of the reporting period, the Putnam Retirement Advantage Funds owned 11.0% of the outstanding shares of the fund.

72 Multi-Asset Income Fund

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 8/31/23	cost	proceeds	income	of 2/29/24
Short-term investments
Putnam Government
Money Market Fund
Class G†	$—	$2,663,779	$2,663,779	$1,329	$—
Putnam Short Term
Investment Fund
Class P‡	6,128,842	31,817,001	28,884,289	151,316	9,061,554
Total Short-term
investments	$6,128,842	$34,480,780	$31,548,068	$152,645	$9,061,554

† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund (Note 2). There were no realized or unrealized gains or losses during the period.

‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Multi-Asset Income Fund 73

Note 8: Acquisition of Putnam Multi-Asset Absolute Return Fund

On February 20, 2023, the fund issued the following fund shares in exchange for the following shares of Putnam Multi-Asset Absolute Return Fund to acquire its net assets in a tax-free exchange approved by the shareholders:

			Putnam Multi-Asset
			Absolute Return Fund’s
Share class	Fund shares issued:	Share class	shares exchanged:
Class A	15,409,020	Class A	16,463,847
Class A*	247,133	Class B*	276,840
Class C	1,717,846	Class C	1,931,926
Class R	232,019	Class R	254,293
Class R6	1,255,285	Class R6	1,319,738
Class Y	5,651,783	Class Y	5,977,350

* Putnam Multi-Asset Absolute Return Fund’s Class B shares were exchanged for Class A shares of the fund.

The investment portfolio of Putnam Multi-Asset Absolute Return Fund, with a fair value of $234,554,551 and an identified cost of $238,821,615 at February 17, 2023, was the principal asset acquired by the fund. The net assets of the fund and Putnam Multi-Asset Absolute Return Fund on February 17, 2023, were $18,744,978 and $235,024,643, respectively. On February 17, 2023, Putnam Multi-Asset Absolute Return Fund had undistributed net investment income of $2,565,684, accumulated net realized loss of $113,605,864 and unrealized depreciation of $4,276,603. The aggregate net assets of the fund immediately following the acquisition were $253,769,621.

Information presented in the Statement of changes in net assets for the period ended August 31, 2023 reflect only the operations of Putnam Multi-Asset Income Fund.

Assuming the acquisition had been completed on September 1, 2022, the fund’s pro forma results of operations for the prior fiscal year would have been as follows:

Net investment income	$13,074,221
Net gain on investments	$10,228,394
Net increase in net assets resulting from operations	$23,302,615

Note 9: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$2,961
Written equity option contracts (contract amount)	$1,481
Futures contracts (number of contracts)	100
Forward currency contracts (contract amount)	$890,000
Centrally cleared interest rate swap contracts (notional)	$5,200,000
Centrally cleared credit default contracts (notional)	$4,900,000

74 Multi-Asset Income Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Receivables, Net
assets — Unrealized
Credit contracts	appreciation	$58,601*	Payables	$—
Foreign exchange
contracts	Receivables	1,045	Payables	2,110
Investments,
Receivables, Net
assets — Unrealized
Equity contracts	appreciation	356,846*	Payables	32,013
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	18,078*	Unrealized depreciation	28,285*
Total		$434,570		$62,408

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not
accounted for as		Forward
hedging instruments		currency
under ASC 815	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$487,842	$487,842
Foreign exchange
contracts	—	7,747	—	$7,747
Equity contracts	91,553	—	—	$91,553
Interest rate contracts	259,592	—	(2,908)	$256,684
Total	$351,145	$7,747	$484,934	$843,826

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(281,560)	$(281,560)
Foreign exchange contracts	—	—	(2,447)	—	$(2,447)
Equity contracts	(405,733)	425,486	—	—	$19,753
Interest rate contracts	—	25,999	—	3,725	$29,724
Total	$(405,733)	$451,485	$(2,447)	$(277,835)	$(234,530)

Multi-Asset Income Fund 75

Note 10: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Morgan Stanley & Co. International PLC	State Street Bank and Trust Co.	UBS AG	Total
Assets:
Centrally cleared interest rate swap contracts§	$4,657	$—	$—	$—	$—	$—	$—	$—	$4,657
Centrally cleared credit default contracts§	1,232	—	—	—	—	—	—	—	1,232
Futures contracts§	—	21,874	—	—	9,491	—	—	—	31,365
Forward currency contracts#	—	—	—	—	—	297	318	430	1,045
Purchased options**#	—	—	148,219	—	—	—	—	—	148,219
Total Assets	$5,889	$21,874	$148,219	$—	$9,491	$297	$318	$430	$186,518
Liabilities:
Centrally cleared interest rate swap contracts§	$2,569	$—	$—	$—	$—	$—	$—	$—	$2,569
Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	359	—	—	—	359
Forward currency contracts#	—	—	—	2,110	—	—	—	—	2,110
Written options#	—	—	32,013	—	—	—	—	—	32,013
Total Liabilities	$2,569	$—	$32,013	$2,110	$359	$—	$—	$—	$37,051
Total Financial and Derivative Net Assets	$3,320	$21,874	$116,206	$(2,110)	$9,132	$297	$318	$430	$149,467
Total collateral received (pledged)†##	$—	$—	$116,206	$—	$—	$—	$—	$—
Net amount	$3,320	$21,874	$—	$(2,110)	$9,132	$297	$318	$430
Controlled collateral received (including TBA commitments)**	$—	$—	$130,000	$—	$—	$—	$—	$—	$130,000
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $428,920 and $101,749, respectively.

76 Multi-Asset Income Fund	Multi-Asset Income Fund 77

Shareholder meeting results (Unaudited)

November 17, 2023 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
11,575,049	298,630	660,324

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
11,571,800	304,622	657,582

At the meeting, a new Sub-Advisory Contract for your fund between Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
11,523,048	351,402	659,554

All tabulations are rounded to the nearest whole number.

78 Multi-Asset Income Fund

Fund information

Investment Manager	Trustees	Jonathan S. Horwitz
Putnam Investment	Kenneth R. Leibler, Chair	Executive Vice President,
Management, LLC	Barbara M. Baumann, Vice Chair	Principal Executive Officer,
100 Federal Street	Liaquat Ahamed	and Compliance Liaison
Boston, MA 02110	Katinka Domotorffy
	Catharine Bond Hill	Kelley Hunt
Investment Sub-Advisors	Jennifer Williams Murphy	AML Compliance Officer
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Martin Lemaire
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Derivatives Risk Manager
The Putnam Advisory Company, LLC	Mona K. Sutphen
100 Federal Street	Jane E. Trust	Alan G. McCormack
Boston, MA 02110		Vice President and
	Officers	Derivatives Risk Manager
Marketing Services	Robert L. Reynolds
Putnam Retail Management	President, The Putnam Funds	Denere P. Poulack
Limited Partnership		Assistant Vice President,
100 Federal Street	Kevin R. Blatchford	Assistant Clerk, and
Boston, MA 02110	Vice President and	Assistant Treasurer
Assistant Treasurer
Custodian		Janet C. Smith
State Street Bank	James F. Clark	Vice President,
and Trust Company	Vice President and	Principal Financial Officer,
	Chief Compliance Officer	Principal Accounting Officer,
Legal Counsel		and Assistant Treasurer
Ropes & Gray LLP	Michael J. Higgins
	Vice President, Treasurer,	Stephen J. Tate
	and Clerk	Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam Multi-Asset Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of the fund’s Quarterly Performance Summary, and the fund’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com or franklintempleton.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

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Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 14. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: April 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: April 25, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: April 25, 2024